                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2794
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                              MFS SERIES TRUST III
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000

                      Date of fiscal year end: January 31
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                    Date of reporting period: April 30, 2006
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
ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 04/30/06

MFS(R) HIGH INCOME FUND

[graphic omitted]


                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS High Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 04/30/2006

ISSUER                                                                                   SHARES/PAR             VALUE ($)
---------------------------------------------------------------------------------------------------------------------------
BONDS - 92.7%
---------------------------------------------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING- 3.8%
---------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                               $ 6,535,000         $    6,551,337
---------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 6.375%, 2011                                                           4,175,000              4,075,844
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Granite Broadcasting Corp., 9.75%, 2010                                                    4,485,000              4,058,925
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Hughes Network Systems LLC, 9.5%, 2014 (a)                                                 3,400,000              3,463,750
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Intelsat Ltd., 0% to 2010, 9.25% to 2015 (a)                                               5,720,000              4,147,000
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Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                         2,330,000              2,423,200
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Lamar Media Corp., 7.25%, 2013                                                             2,700,000              2,706,750
---------------------------------------------------------------------------------------------------------------------------
Panamsat Holding Corp., 0% to 2009, 10.375 to 2014                                         9,860,000              7,123,850
---------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., FRN, 11.3183%, 2013 (a)                                       7,345,000              7,418,450
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Sirius Satellite Radio, Inc., 9.625%, 2013                                                 6,480,000              6,334,200
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Young Broadcasting, Inc., 10%, 2011                                                        1,720,000              1,569,500
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   49,872,806
---------------------------------------------------------------------------------------------------------------------------
AEROSPACE- 1.3%
---------------------------------------------------------------------------------------------------------------------------
Argo-Tech Corp., 9.25%, 2011                                                             $ 4,820,000         $    5,079,075
---------------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc., 7.625%, 2018                                                       7,680,000              7,881,600
---------------------------------------------------------------------------------------------------------------------------
Transdigm, Inc., 8.375%, 2011                                                              3,635,000              3,816,750
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   16,777,425
---------------------------------------------------------------------------------------------------------------------------
AIRLINES- 0.9%
---------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.9%, 2017                                                   $ 1,306,292         $    1,226,166
---------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.748%, 2017                                                   2,544,044              2,333,237
---------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.795%, 2020                                                   6,134,367              5,813,412
---------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                                                   1,926,443              1,817,591
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                                                                                                             $   11,190,406
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APPAREL MANUFACTURERS- 0.4%
---------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 12.25%, 2012                                                         $ 2,985,000         $    3,373,050
---------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 9.75%, 2015                                                            2,300,000              2,426,500
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    5,799,550
---------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED- 2.2%
---------------------------------------------------------------------------------------------------------------------------
Anthracite CDO Ltd., 6%, 2037 (a)                                                        $ 5,148,000         $    4,441,759
---------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., FRN, 8.01%, 2029                                               2,786,991              2,897,072
---------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., FRN, 8.7832%, 2029 (a)                                         2,000,000              1,900,604
---------------------------------------------------------------------------------------------------------------------------
CWCapital Cobalt CDO Ltd., "E2", 6%, 2045 (a)                                              1,000,000                930,000
---------------------------------------------------------------------------------------------------------------------------
CWCapital Cobalt CDO Ltd., "F", FRN, 6.368%, 2050 (a)                                        610,000                609,939
---------------------------------------------------------------------------------------------------------------------------
CWCapital Cobalt CDO Ltd., "G", FRN, 6.568%, 2050 (a)                                      1,890,000              1,889,811
---------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                      4,500,000              4,881,887
---------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 3.93%, 2025 (a)(i)                                        16,032,274              2,634,103
---------------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Corp., 6.75%, 2010                           2,000,000              1,980,530
---------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                                     4,000,000              3,998,987
---------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.1595%, 2030 (i)                 44,436,884              1,062,042
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Morgan Stanley Capital I, Inc., FRN, 1.4958%, 2039 (a)(i)                                 23,489,233              1,616,717
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                                                                                                             $   28,843,451
---------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE- 7.9%
---------------------------------------------------------------------------------------------------------------------------
Cooper Standard Automotive, Inc., 8.375%, 2014                                           $ 4,725,000         $    3,850,875
---------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 4.95%, 2008                                                         3,475,000              3,230,193
---------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 6.625%, 2008                                                        8,989,000              8,445,561
---------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.625%, 2008                                                        5,135,000              4,674,088
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Ford Motor Credit Co., 5.8%, 2009                                                          7,373,000              6,673,671
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Ford Motor Credit Co., 8.625%, 2010                                                        3,855,000              3,646,375
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Ford Motor Credit Co., 7%, 2013                                                            4,335,000              3,814,271
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General Motors Acceptance Corp., 6.125%, 2008                                              2,864,000              2,758,293
---------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.85%, 2009                                               1,268,000              1,192,203
---------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75%, 2014                                              26,543,000             24,191,954
---------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8%, 2031                                                 16,313,000             15,468,182
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General Motors Corp., 8.375%, 2033                                                         3,804,000              2,833,980
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Goodyear Tire & Rubber Co., 9%, 2015                                                      12,425,000             12,797,750
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Lear Corp., 8.11%, 2009                                                                    6,475,000              6,329,312
---------------------------------------------------------------------------------------------------------------------------
Lear Corp., 5.75%, 2014                                                                    3,250,000              2,730,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  102,636,708
---------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV- 3.6%
---------------------------------------------------------------------------------------------------------------------------
Cablevision Systems Corp., 8%, 2012                                                      $ 3,125,000         $    3,117,187
---------------------------------------------------------------------------------------------------------------------------
CCH I Holdings LLC, 9.92%, 2014                                                            4,150,000              2,573,000
---------------------------------------------------------------------------------------------------------------------------
CCH I Holdings LLC, 11%, 2015                                                             17,150,000             15,263,500
---------------------------------------------------------------------------------------------------------------------------
CCO Holdings LLC, 8.75%, 2013                                                              2,560,000              2,508,800
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Charter Communications, Inc., 8.375%, 2014 (a)                                             2,130,000              2,140,650
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Corsair, FRN, 10.65%, 2016                                                                 1,400,000              1,403,500
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CSC Holdings, Inc., 8.125%, 2009                                                           4,730,000              4,907,375
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CSC Holdings, Inc., 6.75%, 2012 (a)                                                        3,855,000              3,835,725
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Mediacom LLC, 9.5%, 2013                                                                   4,805,000              4,913,112
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Time Warner Entertainment Co. LP, 8.375%, 2033                                             5,552,000              6,350,439
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                                                                                                             $   47,013,288
---------------------------------------------------------------------------------------------------------------------------
BUILDING- 1.9%
---------------------------------------------------------------------------------------------------------------------------
Goodman Global Holdings, Inc., 7.875%, 2012                                              $ 8,005,000         $    8,005,000
---------------------------------------------------------------------------------------------------------------------------
Interface, Inc., 10.375%, 2010                                                             3,391,000              3,713,145
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Interface, Inc., 9.5%, 2014                                                                  600,000                624,000
---------------------------------------------------------------------------------------------------------------------------
Nortek Holdings, Inc., 8.5%, 2014                                                          3,790,000              3,884,750
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Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                                         10,290,000              7,833,262
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                                                                                                             $   24,060,157
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BUSINESS SERVICES- 1.9%
---------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625%, 2013                                                        $ 1,095,000         $    1,140,169
---------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75%, 2015                                                           2,610,000              2,649,150
---------------------------------------------------------------------------------------------------------------------------
Northern Telecom Corp., 6.875%, 2023                                                       2,420,000              2,256,650
---------------------------------------------------------------------------------------------------------------------------
Northern Telecom Corp., 7.875%, 2026                                                       1,500,000              1,473,750
---------------------------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc., 10.25%, 2015 (a)                                               6,630,000              7,127,250
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Xerox Corp., 7.625%, 2013                                                                  9,650,000              9,963,625
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   24,610,594
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CHEMICALS- 5.7%
---------------------------------------------------------------------------------------------------------------------------
ARCO Chemical Co., 9.8%, 2020                                                            $   985,000         $    1,103,200
---------------------------------------------------------------------------------------------------------------------------
Basell AF SCA, 8.375%, 2015 (a)                                                            9,519,000              9,435,709
---------------------------------------------------------------------------------------------------------------------------
BCP Crystal Holdings Corp., 9.625%, 2014                                                   2,487,000              2,735,700
---------------------------------------------------------------------------------------------------------------------------
Crystal U.S. Holdings LLC, "A", 0% to 2009, 10% to 2014                                    1,238,000                990,400
---------------------------------------------------------------------------------------------------------------------------
Crystal U.S. Holdings LLC, "B", 0% to 2009, 10.5% to 2014                                 10,547,000              8,332,130
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Equistar Chemicals, 10.125%, 2008                                                          2,505,000              2,683,481
---------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals, 10.625%, 2011                                                          2,440,000              2,659,600
---------------------------------------------------------------------------------------------------------------------------
Hercules, Inc., 6.75%, 2029                                                                4,130,000              3,990,612
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Hexion U.S. Financial Corp., 9%, 2014                                                      6,340,000              6,546,050
---------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 10.125%, 2009                                                  4,116,000              4,188,030
---------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 7.375%, 2015 (a)                                               5,090,000              5,102,725
---------------------------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0% to 2009, 9.875% to 2014                                              7,030,000              5,202,200
---------------------------------------------------------------------------------------------------------------------------
Kronos International, Inc., 8.875%, 2009                                               EUR   300,000                395,402
---------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 9.5%, 2008                                                        $ 2,115,000              2,204,887
---------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 11.125%, 2012                                                       2,580,000              2,850,900
---------------------------------------------------------------------------------------------------------------------------
Nalco Co., 7.75%, 2011                                                                     4,115,000              4,135,575
---------------------------------------------------------------------------------------------------------------------------
Nalco Co., 8.875%, 2013                                                                    8,275,000              8,543,937
---------------------------------------------------------------------------------------------------------------------------
Resolution Performance Products LLC, 13.5%, 2010                                           2,680,000              2,867,600
---------------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 10.625%, 2011                                                1,000                  1,085
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   73,969,223
---------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION- 1.1%
---------------------------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc., 6.875%, 2015                                                     $ 4,475,000         $    4,284,812
---------------------------------------------------------------------------------------------------------------------------
Technical Olympic USA, Inc., 7.5%, 2015                                                    4,190,000              3,750,050
---------------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 7.875%, 2013                                                        4,210,000              4,010,025
---------------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 6.625%, 2015                                                        2,250,000              1,963,125
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   14,008,012
---------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES- 2.4%
---------------------------------------------------------------------------------------------------------------------------
Bombardier Recreational Products, Inc., 8.375%, 2013                                     $ 3,120,000         $    3,283,800
---------------------------------------------------------------------------------------------------------------------------
GEO Group, Inc., 8.25%, 2013                                                               5,710,000              5,809,925
---------------------------------------------------------------------------------------------------------------------------
Jarden Corp., 9.75%, 2012                                                                  3,000,000              3,120,000
---------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc., 9.375%, 2011                                                       3,720,000              3,878,100
---------------------------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 9.5%, 2011                                                 6,775,000              6,639,500
---------------------------------------------------------------------------------------------------------------------------
Samsonite Corp., 8.875%, 2011                                                              4,220,000              4,473,200
---------------------------------------------------------------------------------------------------------------------------
Service Corp. International, 7%, 2017 (a)                                                  4,360,000              4,272,800
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   31,477,325
---------------------------------------------------------------------------------------------------------------------------
CONTAINERS- 1.8%
---------------------------------------------------------------------------------------------------------------------------
Crown Americas, 7.75%, 2015 (a)                                                          $ 6,530,000         $    6,709,575
---------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co. LP, 9.875%, 2014                                                      4,245,000              4,361,737
---------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.875%, 2009                                         3,305,000              3,437,200
---------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                          8,710,000              8,949,525
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   23,458,037
---------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS- 0.7%
---------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp., 5.875%, 2015                                                   $ 5,275,000         $    4,958,500
---------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc, 6.125%, 2014                                             4,600,000              4,416,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    9,374,500
---------------------------------------------------------------------------------------------------------------------------
ELECTRONICS- 0.7%
---------------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.5%, 2013                                               $ 4,010,000         $    3,949,850
---------------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.25%, 2014                                                1,425,000              1,385,812
---------------------------------------------------------------------------------------------------------------------------
Magnachip Semiconductor S.A., 8%, 2014                                                       560,000                522,200
---------------------------------------------------------------------------------------------------------------------------
Sensata Technologies B.V., 8%, 2014 (a)                                                    2,765,000              2,778,825
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    8,636,687
---------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN- 0.3%
---------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013 (a)                                                            $ 2,140,000         $    2,530,550
---------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 8.625%, 2034 (a)                                                                780,000                943,800
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    3,474,350
---------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN- 0.2%
---------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 8.875%, 2019                                              $ 1,071,000         $    1,234,327
---------------------------------------------------------------------------------------------------------------------------
Russian Ministry of Finance, 12.75%, 2028                                                    880,000              1,537,272
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    2,771,599
---------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT- 3.4%
---------------------------------------------------------------------------------------------------------------------------
Belden & Blake Corp., 8.75%, 2012                                                        $ 3,815,000         $    3,919,912
---------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7%, 2014                                                          7,027,000              7,044,567
---------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.375%, 2015                                                      7,865,000              7,530,737
---------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%, 2016                                                      7,565,000              7,451,525
---------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625%, 2014                                                     5,010,000              4,934,850
---------------------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7.125%, 2014                                          4,105,000              4,156,312
---------------------------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc., 7.125%, 2016                                                  5,870,000              5,781,950
---------------------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp., 7%, 2014                                                          4,030,000              3,989,700
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   44,809,553
---------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED- 0.3%
---------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                                           $ 3,420,000         $    3,716,442
---------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT- 1.2%
---------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                                                      $ 4,552,000         $    4,517,860
---------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 11%, 2016 (a)                                                     3,110,000              3,374,350
---------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc., 9.75%, 2013                                                               7,220,000              7,346,350
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   15,238,560
---------------------------------------------------------------------------------------------------------------------------
FOOD & NON ALCOHOLIC BEVERAGES- 0.6%
---------------------------------------------------------------------------------------------------------------------------
B&G Foods Holding Corp., 8%, 2011                                                        $ 2,975,000         $    3,049,375
---------------------------------------------------------------------------------------------------------------------------
Michael Foods, Inc., 8%, 2013                                                              5,100,000              5,112,750
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    8,162,125
---------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS- 4.3%
---------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.5%, 2013                                                   $ 7,725,000         $    7,744,312
---------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp., 9.5%, 2013                                         13,950,000             13,531,500
---------------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25%, 2012                                                      13,125,000             12,731,250
---------------------------------------------------------------------------------------------------------------------------
JSG Funding LLC, 11.5%, 2015 (a)(p)                                                    EUR 6,433,008              8,438,179
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MDP Acquisitions PLC, 9.625%, 2012                                                       $ 4,145,000              4,372,975
---------------------------------------------------------------------------------------------------------------------------
Millar Western Forest Products Ltd., 7.75%, 2013                                           2,650,000              2,106,750
---------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 8.625%, 2011                                                      3,885,000              3,894,712
---------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375%, 2014                                                        855,000                801,562
---------------------------------------------------------------------------------------------------------------------------
Stone Container Corp., 7.375%, 2014                                                        2,995,000              2,755,400
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   56,376,640
---------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING- 6.8%
---------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 6.75%, 2014                                                           $ 5,835,000         $    5,776,650
---------------------------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 8.125%, 2011                                                  6,340,000              6,823,425
---------------------------------------------------------------------------------------------------------------------------
Greektown Holdings, 10.75%, 2013 (a)                                                       4,515,000              4,740,750
---------------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 7.125%, 2013                                                             5,110,000              5,186,650
---------------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 6.375%, 2015                                                             2,495,000              2,413,912
---------------------------------------------------------------------------------------------------------------------------
Majestic Star Casino LLC, 9.75%, 2011 (a)                                                  5,210,000              5,340,250
---------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group, 9.375%, 2010                                                        3,525,000              3,789,375
---------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.5%, 2010                                                               3,075,000              3,263,344
---------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375%, 2011                                                             8,115,000              8,541,037
---------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6.75%, 2013 (a)                                                          4,020,000              3,959,700
---------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 5.875%, 2014                                                             3,010,000              2,795,537
---------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6.875%, 2016 (a)                                                         3,620,000              3,529,500
---------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25%, 2012                                                  3,795,000              3,965,775
---------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.75%, 2013                                                  1,605,000              1,725,375
---------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                                    9,200,000              9,890,000
---------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 6.5%, 2014                                                          3,795,000              3,690,638
---------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 6.875%, 2016                                                          315,000                309,488
---------------------------------------------------------------------------------------------------------------------------
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015                                     7,825,000              7,707,625
---------------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC, 6.625%, 2014                                                           5,260,000              5,115,350
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   88,564,381
---------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL- 2.4%
---------------------------------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011 (a)                                                $ 6,155,000         $    6,708,950
---------------------------------------------------------------------------------------------------------------------------
Da-Lite Screen Co., Inc., 9.5%, 2011                                                       2,780,000              2,953,750
---------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                          7,525,000              7,684,906
---------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holdings, Inc., 0% to 2007, 10.67% to 2013                                 6,262,000              5,416,630
---------------------------------------------------------------------------------------------------------------------------
Knowledge Learning Corp., 7.75%, 2015 (a)                                                  2,615,000              2,480,981
---------------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.5%, 2011                                                         5,580,000              5,314,950
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   30,560,167
---------------------------------------------------------------------------------------------------------------------------
INSURANCE- 0.7%
---------------------------------------------------------------------------------------------------------------------------
UnumProvident Corp., 7.625%, 2011                                                        $ 3,713,000         $    3,893,857
---------------------------------------------------------------------------------------------------------------------------
UnumProvident Corp., 6.85%, 2015 (a)                                                       5,608,000              5,581,110
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    9,474,967
---------------------------------------------------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY- 0.2%
---------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 5.75%, 2015                                                 $ 2,266,000         $    2,170,910
---------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS- 2.3%
---------------------------------------------------------------------------------------------------------------------------
Case Corp., 7.25%, 2016                                                                  $ 5,125,000         $    4,996,875
---------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011                                                        5,085,000              5,402,812
---------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 7.125%, 2014 (a)                                                   9,540,000              9,373,050
---------------------------------------------------------------------------------------------------------------------------
Terex Corp., 10.375%, 2011                                                                 6,035,000              6,351,838
---------------------------------------------------------------------------------------------------------------------------
Terex Corp., 7.375%, 2014                                                                  3,595,000              3,639,938
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   29,764,513
---------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES- 5.5%
---------------------------------------------------------------------------------------------------------------------------
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015                                         $ 8,750,000         $    6,190,625
---------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 6.625%, 2013                                                                 2,665,000              2,631,687
---------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 7.25%, 2015                                                                  4,275,000              4,275,000
---------------------------------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc., 6.875%, 2014                                            4,390,000              4,499,750
---------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 7.875%, 2011                                                                    9,860,000             10,330,026
---------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.375%, 2015                                                                   12,340,000             11,881,692
---------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc., 6.875%, 2015                                                               7,650,000              7,563,937
---------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75%, 2015                                                   3,495,000              3,582,375
---------------------------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625%, 2015                                                         5,920,000              5,342,800
---------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 9.875%, 2014                                                       3,970,000              4,118,875
---------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 9.25%, 2015 (a)                                                    2,455,000              2,504,100
---------------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc., 7%, 2013                                                            4,960,000              4,842,200
---------------------------------------------------------------------------------------------------------------------------
U.S. Oncology, Inc., 10.75%, 2014                                                          3,595,000              4,021,906
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   71,784,973
---------------------------------------------------------------------------------------------------------------------------
METALS & MINING- 1.0%
---------------------------------------------------------------------------------------------------------------------------
Massey Energy Co., 6.875%, 2013 (a)                                                      $ 7,345,000         $    7,069,562
---------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 5.875%, 2016                                                         5,630,000              5,334,425
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   12,403,987
---------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION- 0.5%
---------------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 7.25%, 2015                                                        $ 3,050,000         $    3,034,750
---------------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 7.125%, 2016                                                         3,530,000              3,494,700
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    6,529,450
---------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE- 2.7%
---------------------------------------------------------------------------------------------------------------------------
ANR Pipeline Co., 9.625%, 2021                                                           $ 3,165,000         $    3,802,988
---------------------------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125%, 2015 (a)                                               3,830,000              3,954,475
---------------------------------------------------------------------------------------------------------------------------
Colorado Interstate Gas Co., 5.95%, 2015                                                   2,880,000              2,724,373
---------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7%, 2011                                                             8,970,000              8,947,575
---------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.75%, 2013                                                          7,995,000              8,244,844
---------------------------------------------------------------------------------------------------------------------------
Transcontinental Gas Pipe Line Corp., 7%, 2011                                             2,705,000              2,803,056
---------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.125%, 2011                                                          2,608,000              2,679,720
---------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.75%, 2031                                                           1,340,000              1,398,625
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   34,555,656
---------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM- 4.8%
---------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375%, 2014                                                      $ 6,570,000         $    6,717,825
---------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                                   5,641,000              6,198,049
---------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                                      7,010,000              7,518,225
---------------------------------------------------------------------------------------------------------------------------
GCI, Inc., 7.25%, 2014                                                                     2,760,000              2,718,600
---------------------------------------------------------------------------------------------------------------------------
Hawaiian Telecom Communications, Inc., 9.75%, 2013 (a)                                     3,350,000              3,467,250
---------------------------------------------------------------------------------------------------------------------------
Hawaiian Telecom Communications, Inc., 12.5%, 2015 (a)                                     1,035,000              1,091,925
---------------------------------------------------------------------------------------------------------------------------
Nordic Telephone Co. Holdings, 8.25%, 2016 (a)                                         EUR 1,560,000              1,965,091
---------------------------------------------------------------------------------------------------------------------------
Nordic Telephone Co. Holdings, 8.875%, 2016 (a)                                          $ 1,720,000              1,788,800
---------------------------------------------------------------------------------------------------------------------------
Nordic Telephone Co. Holdings, FRN, 8.352%, 2016 (a)                                   EUR 1,380,000              1,738,350
---------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.25%, 2011                                                 $ 4,960,000              4,978,600
---------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 7.875%, 2011                                                                  6,125,000              6,423,594
---------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875%, 2012                                                                  6,255,000              6,849,225
---------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                            4,870,000              5,186,550
---------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 7.375%, 2032                                                       5,743,000              5,749,042
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   62,391,126
---------------------------------------------------------------------------------------------------------------------------
OIL SERVICES- 0.8%
---------------------------------------------------------------------------------------------------------------------------
Basic Energy Services, Inc., 7.125%, 2016 (a)                                            $ 2,425,000         $    2,394,687
---------------------------------------------------------------------------------------------------------------------------
GulfMark Offshore, Inc., 7.75%, 2014                                                       3,635,000              3,671,350
---------------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 9%, 2014                                                           3,785,000              4,068,875
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   10,134,912
---------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS- 0.4%
---------------------------------------------------------------------------------------------------------------------------
Warner Chilcott Corp., 8.75%, 2015 (a)                                                   $ 5,130,000         $    5,104,350
---------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING- 3.3%
---------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc., 8.875%, 2011                                            $ 4,790,000         $    4,239,150
---------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 0% to 2008, 9% to 2013                                                   10,320,000              8,772,000
---------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 0% to 2008, 9% to 2013                                                    6,115,000              5,197,750
---------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc., 6.875%, 2013                                                        6,775,000              6,199,125
---------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 8.875%, 2011                                                               2,785,000              2,680,562
---------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 8%, 2013                                                                   2,705,000              2,448,025
---------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp., 8.875%, 2016 (a)                                                     6,185,000              6,362,819
---------------------------------------------------------------------------------------------------------------------------
WDAC Subsidiary Corp., 8.375%, 2014 (a)                                                    6,565,000              6,515,763
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   42,415,194
---------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING- 0.3%
---------------------------------------------------------------------------------------------------------------------------
Kansas City Southern Railway Co., 7.5%, 2009                                             $ 2,000,000         $    2,022,500
---------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012                                                               413,000                443,975
---------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 12.5%, 2012                                                              1,025,000              1,135,188
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    3,601,663
---------------------------------------------------------------------------------------------------------------------------
RESTAURANTS- 0.2%
---------------------------------------------------------------------------------------------------------------------------
Denny's Corp. Holdings, Inc., 10%, 2012                                                  $ 3,030,000         $    3,158,775
---------------------------------------------------------------------------------------------------------------------------
RETAILERS- 3.5%
---------------------------------------------------------------------------------------------------------------------------
Buhrmann U.S., Inc., 7.875%, 2015                                                        $ 5,545,000         $    5,614,312
---------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                              6,535,000              6,649,362
---------------------------------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                                         4,695,000              5,023,650
---------------------------------------------------------------------------------------------------------------------------
GSC Holdings Corp., 8%, 2012 (a)                                                           5,915,000              5,922,394
---------------------------------------------------------------------------------------------------------------------------
Jean Coutu Group (PJC), Inc., 7.625%, 2012                                                 3,290,000              3,232,425
---------------------------------------------------------------------------------------------------------------------------
Jean Coutu Group (PJC), Inc., 8.5%, 2014                                                   3,650,000              3,421,875
---------------------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc., 9%, 2015 (a)                                                    3,785,000              4,021,562
---------------------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc., 10.375%, 2015 (a)                                               2,340,000              2,503,800
---------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 8.125%, 2010                                                               4,040,000              4,130,900
---------------------------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc., 7%, 2014 (a)                                           5,415,000              5,374,388
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   45,894,668
---------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES- 0.3%
---------------------------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc., 8.25%, 2013                                                    $ 3,935,000         $    4,131,750
---------------------------------------------------------------------------------------------------------------------------
STEEL- 0.3%
---------------------------------------------------------------------------------------------------------------------------
Chaparral Steel Co., 10%, 2013                                                           $ 3,845,000         $    4,306,400
---------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS- 0.1%
---------------------------------------------------------------------------------------------------------------------------
Jitney Jungle Stores of America, Inc., 10.375%, 2007 (d)                                     500,000         $            0
---------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc., 8.75%, 2012                                                         1,775,000              1,748,375
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    1,748,375
---------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS- 2.9%
---------------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 12%, 2009                                                        $ 4,280,000         $    4,584,950
---------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10%, 2013                                                 1,090,000              1,133,600
---------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                                             2,365,000              2,586,719
---------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.95%, 2014                                                  12,875,000             12,660,940
---------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 6.375%, 2014                                                        5,120,000              5,043,200
---------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 7.5%, 2015                                                          3,575,000              3,762,687
---------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875%, 2010                                                         4,275,000              4,542,188
---------------------------------------------------------------------------------------------------------------------------
Wind Acquisition Finance S.A., 10.75%, 2015 (a)                                            3,440,000              3,801,200
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   38,115,484
---------------------------------------------------------------------------------------------------------------------------
TOBACCO- 0.5%
---------------------------------------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                                        $ 3,715,000         $    3,789,300
---------------------------------------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc., 7.3%, 2015                                           3,175,000              3,222,625
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    7,011,925
---------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES- 1.4%
---------------------------------------------------------------------------------------------------------------------------
Hertz Corp., 8.875%, 2014 (a)                                                            $ 7,405,000         $    7,867,812
---------------------------------------------------------------------------------------------------------------------------
Stena AB, 7.5%, 2013                                                                       1,785,000              1,771,613
---------------------------------------------------------------------------------------------------------------------------
Stena AB, 7%, 2016                                                                         4,610,000              4,356,450
---------------------------------------------------------------------------------------------------------------------------
Westinghouse Air Brake Technologies Corp., 6.875%, 2013                                    3,595,000              3,568,038
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   17,563,913
---------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER- 5.2%
---------------------------------------------------------------------------------------------------------------------------
AES Corp., 8.75%, 2013 (a)                                                               $   665,000         $      719,862
---------------------------------------------------------------------------------------------------------------------------
AES Corp., 9%, 2015 (a)                                                                    4,430,000              4,828,700
---------------------------------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (a)                                           3,570,000              3,882,375
---------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 8.375%, 2016 (a)                                                    2,595,000              2,588,512
---------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                         1,130,000              1,235,516
---------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                                 1,882,000              1,943,605
---------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75%, 2034                                                        7,100,000              7,668,000
---------------------------------------------------------------------------------------------------------------------------
Mirant North America LLC, 7.375%, 2013 (a)                                                 6,510,000              6,534,412
---------------------------------------------------------------------------------------------------------------------------
Mission Energy Holding Co., 13.5%, 2008                                                    3,670,000              4,170,037
---------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 7.375%, 2016                                                            15,765,000             15,902,944
---------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 6.75%, 2014                                                            755,000                687,050
---------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                                                       3,710,000              3,761,012
---------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.5%, 2013                                                           90,000                 91,350
---------------------------------------------------------------------------------------------------------------------------
TXU Corp., 5.55%, 2014                                                                    13,935,000             12,949,405
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   66,962,780
---------------------------------------------------------------------------------------------------------------------------
    TOTAL BONDS                                                                                              $1,204,627,757
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 1.4%
---------------------------------------------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING- 0.2%
---------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., "A"                                                          393,554         $    3,089,399
---------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE- 0.5%
---------------------------------------------------------------------------------------------------------------------------
Magna International, Inc., "A"                                                                78,600         $    6,166,170
---------------------------------------------------------------------------------------------------------------------------
CHEMICALS- 0.2%
---------------------------------------------------------------------------------------------------------------------------
Huntsman Corp. (n)                                                                           167,400         $    3,289,410
---------------------------------------------------------------------------------------------------------------------------
CONTAINERS- 0.1%
---------------------------------------------------------------------------------------------------------------------------
Crown Holdings, Inc. (n)                                                                      78,800         $    1,263,164
---------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT- 0.1%
---------------------------------------------------------------------------------------------------------------------------
Foundation Coal Holdings, Inc.                                                                29,930         $    1,517,451
---------------------------------------------------------------------------------------------------------------------------
METALS & MINING- 0.0%
---------------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc. (n)                                                                    1,087         $            0
---------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING- 0.0%
---------------------------------------------------------------------------------------------------------------------------
Golden Books Family Entertainment, Inc. (n)                                                  206,408         $            0
---------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS- 0.0%
---------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. (n)                                                                      86         $        1,024
---------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS- 0.1%
---------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                       52,506         $    1,244,392
---------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES- 0.2%
---------------------------------------------------------------------------------------------------------------------------
NTL, Inc.                                                                                     74,900         $    2,058,252
---------------------------------------------------------------------------------------------------------------------------
XO Holdings, Inc. (n)                                                                            448                  1,971
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    2,060,223
---------------------------------------------------------------------------------------------------------------------------
    TOTAL COMMON STOCKS                                                                                      $   18,631,233
---------------------------------------------------------------------------------------------------------------------------
FLOATING RATE LOANS - 0.6% (R)(G)
---------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE- 0.1%
---------------------------------------------------------------------------------------------------------------------------
Lear Corp., Term Loan (o)                                                                  1,560,000         $    1,565,200
---------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS- 0.3%
---------------------------------------------------------------------------------------------------------------------------
Georgia Pacific, Second Lien Term Loan, 7.94%, 2013                                        1,453,333         $    1,484,052
---------------------------------------------------------------------------------------------------------------------------
Georgia Pacific, Term Loan, 6.88%, 2013                                                    2,899,400              2,913,897
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    4,397,949
---------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES- 0.2%
---------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp., Bridge Loan, 9.58%, 2007                                                2,130,000         $    2,114,913
---------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE- 0.0%
---------------------------------------------------------------------------------------------------------------------------
CDX Funding Second Lien Term Loan, 10.25%, 2013                                              100,000         $      102,083
---------------------------------------------------------------------------------------------------------------------------
    TOTAL FLOATING RATE LOANS                                                                                $    8,180,145
---------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS - 1.0%
---------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE- 0.5%
---------------------------------------------------------------------------------------------------------------------------
General Motors Corp., "B", 5.25%                                                             383,704         $    6,373,323
---------------------------------------------------------------------------------------------------------------------------
REAL ESTATE- 0.5%
---------------------------------------------------------------------------------------------------------------------------
Mills Corp., 6.75% (a)                                                                         4,850         $    4,292,250
---------------------------------------------------------------------------------------------------------------------------
Mills Corp., "F", 6.75%                                                                        1,950              1,725,750
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    6,018,000
---------------------------------------------------------------------------------------------------------------------------
    TOTAL CONVERTIBLE PREFERRED STOCKS                                                                       $   12,391,323
---------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.3%
---------------------------------------------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING- 0.3%
---------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 14.25%                                                              148         $    1,328,300
---------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., "B", 10.75%                                                2,034              2,237,400
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    3,565,700
---------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES- 0.0%
---------------------------------------------------------------------------------------------------------------------------
Renaissance Cosmetics, Inc., 14% (n)                                                           8,899         $            0
---------------------------------------------------------------------------------------------------------------------------
REAL ESTATE- 0.0%
---------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, REIT, "B", 8.75%                                                        4,500         $      115,065
---------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES- 0.0%
---------------------------------------------------------------------------------------------------------------------------
PTV, Inc., "A", 10%                                                                               98         $          196
---------------------------------------------------------------------------------------------------------------------------
    TOTAL PREFERRED STOCKS                                                                                   $    3,680,961
---------------------------------------------------------------------------------------------------------------------------
WARRANTS - 0.0%                                         STRIKE PRICE    FIRST EXERCISE
---------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV- 0.0%
---------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc. (n)                                45.24         09/16/2000           3,440         $       48,160
---------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES- 0.0%
---------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. (n)                        0.14         01/28/1997           5,000         $            0
---------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. (n)                        0.14         01/28/1997          11,775                      0
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $            0
---------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE- 0.0%
---------------------------------------------------------------------------------------------------------------------------
Cybernet Internet Services (n)                              22.28         10/29/1999          3,385$                      0
---------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM- 0.0%
---------------------------------------------------------------------------------------------------------------------------
Knology, Inc. (a) (n)                                        0.10         11/22/1997           2,475         $        4,417
---------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS- 0.0%
---------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. (n)                                52.00         12/31/2002             141         $           14
---------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES- 0.0%
---------------------------------------------------------------------------------------------------------------------------
GT Group Telecom, Inc. (n)                                   0.00         08/01/2000          11,650         $            0
---------------------------------------------------------------------------------------------------------------------------
XO Holdings, Inc., "A" (n)                                   6.25         05/27/2003           3,537                  2,653
---------------------------------------------------------------------------------------------------------------------------
XO Holdings, Inc., "B" (n)                                   7.50         05/27/2003           2,653                  1,459
---------------------------------------------------------------------------------------------------------------------------
XO Holdings, Inc., "C" (n)                                  10.00         05/27/2003           2,653                    769
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $        4,881
---------------------------------------------------------------------------------------------------------------------------
    TOTAL WARRANTS                                                                                           $       57,472
---------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 2.9%
---------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 4.82%, due 5/01/06 (y)                                   $37,655,000         $   37,655,000
---------------------------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS(K)                                                                                     $1,285,223,891
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.1%                                                                            14,643,611
---------------------------------------------------------------------------------------------------------------------------
    NET ASSETS - 100.0%                                                                                      $1,299,867,502
---------------------------------------------------------------------------------------------------------------------------
(a)   Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $223,755,418, representing 17.2% of net assets.
(d)   Non-income producing security - in default.
(g)   The rate shown represents a weighted average coupon rate at period end.
(i)   Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k)   As of April 30, 2006, the fund's fair valued securities aggregated $1,191,369,557 and 92.70% of market value, in accordance with the policies adopted by the Board of Trustees.
(n)   Non-income producing security.
(o)   Loan will settle after April 30, 2006, at which time the interest rate will be determined.
(p)   Payment-in-kind security.
(r)   Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(y)   The rate shown represents an annualized yield at time of purchase.

The   following abbreviations are used in the Portfolio of Investments and are defined:
ADR         American Depository Receipt
CDO         Collateralized Debt Obligation
FRN         Floating Rate Note. The interest rate is the rate in effect as of period end.
REIT        Real Estate Investment Trust

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR        Euro
GBP        British Pound

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS HIGH INCOME FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 04/30/2006

(1) PORTFOLIO SECURITIES
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                              $1,285,091,102
                                                            ==============
Gross unrealized appreciation                               $   23,660,080
Gross unrealized depreciation                                  (23,527,291)
                                                            --------------
            Net unrealized appreciation (depreciation)      $      132,789
                                                            ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Sales and Purchases in the table below are reported by currency.


                                                                                               NET UNREALIZED
                     CONTRACTS TO                                                CONTRACTS      APPRECIATION
                   DELIVER/RECEIVE      SETTLEMENT DATE      IN EXCHANGE FOR     AT VALUE      (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
SALES
EUR                   9,355,035       5/17/2006-6/13/2006      $11,407,992      $11,833,801      $(425,809)
                                                               ===========      ===========      =========
Purchases
EUR                   4,743,086       5/17/2006-6/13/2006      $ 5,781,979      $ 5,991,728      $ 209,749
GBP                     788,716            6/05/2006             1,379,701        1,437,505         57,804
                                                               -----------      -----------      ---------
                                                               $ 7,161,680      $ 7,429,233      $ 267,553
                                                               ===========      ===========      =========

At April 30, 2006, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $22,346 with Merrill Lynch International.

At April 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 04/30/06

MFS(R) MUNICIPAL HIGH INCOME FUND

[graphic omitted]


                                                       [logo] M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS MUNICIPAL HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) 04/30/2006

ISSUER                                                                                          SHARES/PAR          VALUE ($)
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.6%
-------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE- 1.3%
-------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev., "A", RITES, FSA, 7.417%, 2022 (v)(z)          $  6,250,000       $    7,252,250
-------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev., Third Lien, "A", FGIC, 5%, 2033                  1,070,000            1,095,466
-------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev., Third Lien, "A", MBIA, 5%, 2029                  4,270,000            4,381,618
-------------------------------------------------------------------------------------------------------------------------------
Denver, CO, City & County Airport Rev., RITES, AMBAC, 7.89%, 2017 (v)(z)                         2,500,000            2,865,800
-------------------------------------------------------------------------------------------------------------------------------
Miami-Dade County, FL, Aviation Revenue, "A", CIFG, 5%, 2038                                     2,195,000            2,229,505
-------------------------------------------------------------------------------------------------------------------------------
New York City, NY, City Industrial Development Agency, Special Facilities Rev
  (Terminal One Group), 5.5%, 2024                                                                 850,000              887,485
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   18,712,124
-------------------------------------------------------------------------------------------------------------------------------
CHEMICALS- 0.4%
-------------------------------------------------------------------------------------------------------------------------------
Red River Authority, TX, Pollution Control Rev. (Celanese Project), 6.7%, 2030                $  5,380,000       $    5,778,873
-------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE- 4.3%
-------------------------------------------------------------------------------------------------------------------------------
Cranston, RI, FGIC, 6.375%, 2009 (c)                                                          $    855,000       $      937,901
-------------------------------------------------------------------------------------------------------------------------------
Delaware County, OH, 6.25%, 2010 (c)                                                             1,000,000            1,114,900
-------------------------------------------------------------------------------------------------------------------------------
Kane Kendall County, IL, Capital Appreciation, "E", FGIC, 0%, 2023                               5,945,000            2,469,375
-------------------------------------------------------------------------------------------------------------------------------
Kane Kendall County, IL, Capital Appreciation, "E", FGIC, 0%, 2025                               6,000,000            2,234,100
-------------------------------------------------------------------------------------------------------------------------------
Little Rock, AR, Capital Improvement Rev., 5.7%, 2018                                              765,000              782,656
-------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, RITES, FGIC, 6.466%, 2015 (v)(z)                                                5,310,000            6,248,171
-------------------------------------------------------------------------------------------------------------------------------
New York City, NY, "F", FGIC, 5.875%, 2006 (c)                                                   3,390,000            3,459,495
-------------------------------------------------------------------------------------------------------------------------------
New York City, NY, "F", FGIC, 5.875%, 2024                                                       3,610,000            3,682,489
-------------------------------------------------------------------------------------------------------------------------------
New York City, NY, "H", FGIC, 6.125%, 2007 (c)                                                   1,210,000            1,258,352
-------------------------------------------------------------------------------------------------------------------------------
New York City, NY, "H", FGIC, 6.125%, 2025                                                       6,790,000            7,051,211
-------------------------------------------------------------------------------------------------------------------------------
New York City, NY, "M", 5%, 2035                                                                11,200,000           11,409,216
-------------------------------------------------------------------------------------------------------------------------------
State of Florida, Department of Transportation, RITES, 5.966%, 2017 (v)(z)                       2,300,000            2,504,976
-------------------------------------------------------------------------------------------------------------------------------
State of Massachusetts, Consolidated Loan, "C", 5%, 2025                                         6,110,000            6,359,166
-------------------------------------------------------------------------------------------------------------------------------
State of Massachusetts, ROLS, 6.829%, 2011 (c)(v)(z)                                             2,000,000            2,297,200
-------------------------------------------------------------------------------------------------------------------------------
Washington State Motor Vehicle Fuel Tax, "B", FSA, 5%, 2024                                      9,850,000           10,223,315
-------------------------------------------------------------------------------------------------------------------------------
West Warwick, RI, 7.45%, 2013                                                                      455,000              467,335
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   62,499,858
-------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT- 0.5%
-------------------------------------------------------------------------------------------------------------------------------
Bergen County, NJ, Improvement Authority School District Rev. (Township of Wyckoff
  Board of Education), 5%, 2032                                                               $    540,000       $      559,618
-------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, "B", 5.75%, 2009 (c)                                                               910,000              972,717
-------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, "B", 5.75%, 2019                                                                    90,000               95,635
-------------------------------------------------------------------------------------------------------------------------------
District of Columbia, "A", 6%, 2007 (c)                                                          5,000,000            5,221,800
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    6,849,770
-------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS- 3.8%
-------------------------------------------------------------------------------------------------------------------------------
Aledo, TX, Independent School District, School Building, "A", PSF, 5.125%, 2033               $  2,815,000       $    2,916,481
-------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, RITES, FGIC, 6.456%, 2020 (v)(z)                                7,910,000            9,362,909
-------------------------------------------------------------------------------------------------------------------------------
De Soto, TX, Independent School District, School Building, PSF, 0%, 2031                         1,700,000              455,209
-------------------------------------------------------------------------------------------------------------------------------
De Soto, TX, Independent School District, School Building, PSF, 0%, 2034                         1,285,000              291,862
-------------------------------------------------------------------------------------------------------------------------------
De Soto, TX, Independent School District, School Building, PSF, 0%, 2036                         1,715,000              349,723
-------------------------------------------------------------------------------------------------------------------------------
Ennis, TX, Independent School District, Capital Appreciation, "N", PSF, 0%, 2028                   910,000              288,015
-------------------------------------------------------------------------------------------------------------------------------
Ennis, TX, Independent School District, Capital Appreciation, "N", PSF, 0%, 2029                 1,740,000              542,080
-------------------------------------------------------------------------------------------------------------------------------
Ennis, TX, Independent School District, Capital Appreciation, "N", PSF, 0%, 2031                 1,725,000              461,903
-------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, School District, 6%, 2010 (c)                                                1,700,000            1,861,942
-------------------------------------------------------------------------------------------------------------------------------
Fort Bend, TX, Independent School District, "A", PSF, 5.25%, 2027                                2,825,000            2,989,980
-------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Independent School District, RITES, PSF, 6.466%, 2017 (v)(z)                        5,000,000            5,413,900
-------------------------------------------------------------------------------------------------------------------------------
Kane Cook & Dupage Counties, IL, FSA, 6.375%, 2011 (c)                                           1,255,000            1,395,736
-------------------------------------------------------------------------------------------------------------------------------
Kane Cook & Dupage Counties, IL, FSA, 6.5%, 2011 (c)                                             1,355,000            1,514,145
-------------------------------------------------------------------------------------------------------------------------------
Lake County, IL, FGIC, 6%, 2008 (c)                                                              2,500,000            2,643,200
-------------------------------------------------------------------------------------------------------------------------------
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2025                  1,300,000              505,739
-------------------------------------------------------------------------------------------------------------------------------
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2026                  1,300,000              478,166
-------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, Capital Appreciation, Refunding, School
  Building, FGIC, 0%, 2026                                                                       3,780,000            1,324,361
-------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, Capital Appreciation, Refunding, School
  Building, FGIC, 0%, 2031                                                                       3,820,000              992,703
-------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, PSF, 0%, 2029                                          7,310,000            2,037,224
-------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, PSF, 0%, 2030                                          6,480,000            1,699,639
-------------------------------------------------------------------------------------------------------------------------------
McHenry & Lake County, IL, FSA, 6.125%, 2010 (c)                                                 1,700,000            1,842,800
-------------------------------------------------------------------------------------------------------------------------------
Royse City, TX, Independent School District, School Building, PSF, 0%, 2027                      2,960,000              992,636
-------------------------------------------------------------------------------------------------------------------------------
Royse City, TX, Independent School District, School Building, PSF, 0%, 2028                      2,975,000              941,588
-------------------------------------------------------------------------------------------------------------------------------
Royse City, TX, Independent School District, School Building, PSF, 0%, 2029                      2,995,000              898,171
-------------------------------------------------------------------------------------------------------------------------------
San Jose Evergreen, CA, Community College District, Election 2004, "A", MBIA, 0%, 2028           3,260,000            1,020,152
-------------------------------------------------------------------------------------------------------------------------------
Snyder, TX, Independent School District, School Building, AMBAC, 5.25%, 2030                     2,150,000            2,264,187
-------------------------------------------------------------------------------------------------------------------------------
State of Florida, Board of Education, RITES, FGIC, 6.486%, 2012 (v)(z)                           1,500,000            1,723,890
-------------------------------------------------------------------------------------------------------------------------------
State of Florida, Board of Education, RITES, FGIC, 6.486%, 2013 (v)(z)                           5,000,000            5,789,200
-------------------------------------------------------------------------------------------------------------------------------
White Settlement, TX, Independent School District, School Building, PSF, 0%, 2033                8,965,000            2,143,890
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   55,141,431
-------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS- 21.4%
-------------------------------------------------------------------------------------------------------------------------------
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities
  (Russell Hospital Corp.), "A", 5.75%, 2036                                                  $  1,900,000       $    1,922,363
-------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (South Hills Health
  Systems), "B", 6.75%, 2025                                                                     1,200,000            1,289,088
-------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny
  Health), 9.25%, 2030                                                                           6,100,000            7,267,174
-------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny
  Health), "B", 9.25%, 2022                                                                      3,360,000            4,002,902
-------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority Rev. (Washington Regional Medical
  Center), 7.25%, 2010 (c)                                                                       2,500,000            2,798,200
-------------------------------------------------------------------------------------------------------------------------------
Athens County, OH, Hospital Facilities Rev. (O'Bleness Memorial Hospital), "A",
  7.125%, 2033                                                                                   2,500,000            2,684,075
-------------------------------------------------------------------------------------------------------------------------------
Baldwin County, AL, Eastern Shore Health Care Authority Rev. (Thomas Hospital),
  5.75%, 2008 (c)                                                                                1,600,000            1,688,240
-------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev. (Baptist Health
  Systems, Inc.), "A", 5%, 2030                                                                  5,510,000            5,321,117
-------------------------------------------------------------------------------------------------------------------------------
Brookhaven, NY, Industrial Development Agency Rev. (Memorial Hospital Medical
  Center Inc.), "A", 8.25%, 2030                                                                 2,500,000            2,685,125
-------------------------------------------------------------------------------------------------------------------------------
California Valley Health Systems, COP, 6.875%, 2023                                              2,120,000            2,133,504
-------------------------------------------------------------------------------------------------------------------------------
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev
  (Women's Christian Assn.), "A", 6.35%, 2017                                                    1,175,000            1,190,052
-------------------------------------------------------------------------------------------------------------------------------
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev
  (Women's Christian Assn.), "A", 6.4%, 2029                                                     3,430,000            3,413,056
-------------------------------------------------------------------------------------------------------------------------------
Chemung County, NY, Civic Facilities Rev. (St. Joseph's Hospital-Elmira), "A", 6%, 2013          1,810,000            1,828,480
-------------------------------------------------------------------------------------------------------------------------------
Chemung County, NY, Civic Facilities Rev. (St. Joseph's Hospital-Elmira), "B", 2013              1,280,000            1,318,464
-------------------------------------------------------------------------------------------------------------------------------
Chester County, PA, Health & Educational Facilities Rev. (Chester County Hospital),
  "A", 6.75%, 2031                                                                               2,500,000            2,706,525
-------------------------------------------------------------------------------------------------------------------------------
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital),
  6.25%, 2023                                                                                      960,000            1,025,357
-------------------------------------------------------------------------------------------------------------------------------
Coffee County, GA, Hospital Authority Rev. (Coffee Regional Medical Center, Inc.),
  5%, 2026                                                                                         110,000              107,780
-------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Parkview Medical Center, Inc.), 5%, 2025              1,000,000            1,008,090
-------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Parkview Medical Center. Inc.), 6.5%, 2020              770,000              837,991
-------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems),
  6.625%, 2011 (c)                                                                               2,200,000            2,521,794
-------------------------------------------------------------------------------------------------------------------------------
Crittenden County, AR, Hospital Rev., Refunding & Improvement, 7.15%, 2025                       1,165,000            1,164,406
-------------------------------------------------------------------------------------------------------------------------------
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030                         5,020,000            5,522,653
-------------------------------------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., 5.375%, 2018                                       3,700,000            3,754,464
-------------------------------------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., 5.375%, 2028                                         950,000              946,874
-------------------------------------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., "A", 6%, 2023                                        750,000              790,927
-------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Health & Hospital Authority Rev. (Medstar University
  "D", 6.875%, 2007 (c)                                                                          3,875,000            3,972,224
-------------------------------------------------------------------------------------------------------------------------------
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.2%, 2025                750,000              763,140
-------------------------------------------------------------------------------------------------------------------------------
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.5%, 2031                865,000              891,400
-------------------------------------------------------------------------------------------------------------------------------
Grand Forks, ND, Health Care Authority Rev. (Altru Health Systems Obligated Group),
  7.125%, 2024                                                                                   2,250,000            2,483,212
-------------------------------------------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities Authority Rev. (Adventist/Sunbelt Hospital),
  6%, 2011 (c)                                                                                   3,000,000            3,346,110
-------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Sinai Health), FHA, 5.15%, 2037                       2,500,000            2,559,225
-------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Clarian Health), "A", 2039         3,430,000            3,437,649
-------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Community Hospital),
  AMBAC, 5%, 2035                                                                                5,220,000            5,345,332
-------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Munster Medical
  Research Foundation, Inc.), 6.375%, 2031                                                       8,950,000            9,463,998
-------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Munster Medicial
  Research Foundation, Inc.), 6.375%, 2021                                                       3,300,000            3,494,172
-------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Riverview Hospital),
  6.125%, 2031                                                                                   3,750,000            3,897,187
-------------------------------------------------------------------------------------------------------------------------------
Johnson City, TN, Health & Educational Facilities, Hospital Rev. (Mountain States
  Health), "A", 5.5%, 2036                                                                       1,095,000            1,134,595
-------------------------------------------------------------------------------------------------------------------------------
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health
  Systems), 5.5%, 2029                                                                           1,290,000            1,322,598
-------------------------------------------------------------------------------------------------------------------------------
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health
  Systems), 5.75%, 2035                                                                          1,395,000            1,471,753
-------------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Health Systems Rev. (Norton
  Healthcare, Inc.), 6.5%, 2020                                                                  5,000,000            5,405,650
-------------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Health Systems Rev. (Norton
  Healthcare, Inc.), 6.625%, 2028                                                                2,000,000            2,160,500
-------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health Educational Housing Facilities Board, Hospital Facilities
  (Baptist Health Systems), 6.5%, 2031                                                           5,350,000            5,668,967
-------------------------------------------------------------------------------------------------------------------------------
Lufkin, TX, Health Facilities Rev. (Memorial Health System of East Texas), 5.7%, 2008 (c)        3,305,000            3,476,827
-------------------------------------------------------------------------------------------------------------------------------
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General
  Hospital), 5.75%, 2025                                                                         2,000,000            2,095,840
-------------------------------------------------------------------------------------------------------------------------------
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General
  Hospital), 5.875%, 2034                                                                        4,345,000            4,558,557
-------------------------------------------------------------------------------------------------------------------------------
Madison County, ID, Hospital Rev., COP, 5.25%, 2030                                              1,260,000            1,267,762
-------------------------------------------------------------------------------------------------------------------------------
Madison County, ID, Hospital Rev., COP, 5.25%, 2037                                              2,640,000            2,656,262
-------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (University of
  Medical System), 6.75%, 2010 (c)                                                               1,000,000            1,121,040
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), 6.5%, 2012       1,500,000            1,620,075
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), 5.7%, 2015       3,500,000            3,632,405
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital),
  5.25%, 2018                                                                                    4,600,000            4,599,908
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Milford Whitinsville
  Hospital), 6.35%, 2032                                                                         1,450,000            1,527,604
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (North Adams Regional
  Hospital), "C", 6.625%, 2018                                                                   1,405,000            1,436,219
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Northern Berkshire
  Health), "B", 6.375%, 2034                                                                       760,000              786,015
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Saints Memorial
  Medical Center), 6%, 2023                                                                     12,530,000           12,602,047
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (University of
  Massachusetts Memorial Hospital), 6.5%, 2021                                                     500,000              545,080
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (University of
  Massachusetts Memorial Hospital), "D", 5%, 2033                                                1,895,000            1,869,910
-------------------------------------------------------------------------------------------------------------------------------
Mecosta County, MI, General Hospital Rev., 6%, 2018                                              1,200,000            1,229,400
-------------------------------------------------------------------------------------------------------------------------------
Miami Beach, FL, Health Facilities Rev. (Mount Sinai Medical Center), 6.75%, 2029                2,490,000            2,754,214
-------------------------------------------------------------------------------------------------------------------------------
Miami Beach, FL, Health Facilities Rev. (Mount Sinai Medical Center), "A", 6.7%,                 3,505,000            3,845,160
-------------------------------------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. (Memorial Healthcare Center), 5.875%, 2021              1,000,000            1,050,980
-------------------------------------------------------------------------------------------------------------------------------
Mississippi Business Finance Corp., Health Facilities Rev. (Rush Medical Foundation,
  Inc.), 5.375%, 2015                                                                              700,000              700,651
-------------------------------------------------------------------------------------------------------------------------------
Mississippi Business Finance Corp., Health Facilities Rev. (Rush Medical Foundation,
  Inc.), 5.625%, 2023                                                                              250,000              246,430
-------------------------------------------------------------------------------------------------------------------------------
Monongalia County, WV, Building Commission Hospital Rev. (Monongalia General
  Hospital), "A", 5%, 2030                                                                       1,325,000            1,295,823
-------------------------------------------------------------------------------------------------------------------------------
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Highland
  Hospital of Rochester), 5%, 2025                                                                 185,000              185,394
-------------------------------------------------------------------------------------------------------------------------------
Montgomery, AL, Special Care Facilities, Financing Authority Rev. (Baptist Health),
  2", MBIA, 0% to 2007, 5% to 2014 (c)                                                           5,100,000            4,978,263
-------------------------------------------------------------------------------------------------------------------------------
Montgomery, AL, Special Care Facilities, Financing Authority Rev. (Baptist Health),
  "C", 5.25%, 2014 (c)                                                                           2,240,000            2,425,562
-------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Educational Facilities Authority Rev. (Covenant Health),
  6.5%, 2017                                                                                     4,215,000            4,677,976
-------------------------------------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities Authority Rev. (Catholic
  Medical Center), 6.125%, 2032                                                                  1,500,000            1,549,890
-------------------------------------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities Authority Rev. (Littleton
  Regional Hospital), 5.9%, 2018                                                                 1,750,000            1,784,195
-------------------------------------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities Authority Rev. (Littleton
  Regional Hospital), "B", 5%, 2008                                                                310,000              308,658
-------------------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities, Financing Authority Rev. (Children's Specialized
  Hospital), "A", 5.5%, 2030                                                                       755,000              776,616
-------------------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities, Financing Authority Rev. (Palisades Medical
  Center), 6.625%, 2031                                                                          1,115,000            1,204,311
-------------------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter's University
  Hospital), 6.875%, 2030                                                                        4,000,000            4,339,160
-------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agency, Civic Facilities Rev. (Staten
  Island University Hospital), "B", 6.375%, 2031                                                 1,475,000            1,496,269
-------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agency, Civic Facilities Rev. (Staten
  Island University Hospital), "C", 6.45%, 2032                                                    935,000              948,969
-------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agency, Civic Facilities Rev. (Staten
  Island University Hospital), "A", 6.375%, 2031                                                   500,000              507,210
-------------------------------------------------------------------------------------------------------------------------------
New York State Dormitory Authority Rev., Non State Supported Debt (Mt. Sinai NYU
  Health), 5.5%, 2026                                                                            1,895,000            1,922,572
-------------------------------------------------------------------------------------------------------------------------------
New York State Dormitory Authority Rev., Non State Supported Debt (Mt. Sinai NYU
  Health), "C", 5.5%, 2026                                                                       2,000,000            2,029,100
-------------------------------------------------------------------------------------------------------------------------------
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036                                       1,510,000            1,523,650
-------------------------------------------------------------------------------------------------------------------------------
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical
  Center), 5.75%, 2013                                                                           5,000,000            4,760,900
-------------------------------------------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), 6%, 2014                 2,400,000            2,628,984
-------------------------------------------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), 6.6%, 2031               4,080,000            4,431,247
-------------------------------------------------------------------------------------------------------------------------------
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker Memorial), FHA, 8.7%, 2023        485,000              561,766
-------------------------------------------------------------------------------------------------------------------------------
Rhode Island Health & Education Building Rev., Hospital Financing (Lifespan
  Obligated Group), 6.5%, 2012 (c)                                                               9,000,000           10,281,420
-------------------------------------------------------------------------------------------------------------------------------
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.375%, 2014            1,395,000            1,430,461
-------------------------------------------------------------------------------------------------------------------------------
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.5%, 2027              1,855,000            1,892,044
-------------------------------------------------------------------------------------------------------------------------------
Russell, KY (Franciscan Sisters of the Poor), 8.1%, 2006 (c)                                       260,000              265,762
-------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
  Healthcare), 6%, 2012 (c)                                                                        450,000              501,975
-------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
  Healthcare), 6%, 2012 (c)                                                                        750,000              836,625
-------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
  Healthcare), 6%, 2012 (c)                                                                        745,000              831,048
-------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
  Healthcare), 6%, 2012 (c)                                                                      1,255,000            1,399,953
-------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
  Healthcare), 6.25%, 2012 (c)                                                                     750,000              847,043
-------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
  Healthcare), 6.25%, 2012 (c)                                                                   1,250,000            1,411,738
-------------------------------------------------------------------------------------------------------------------------------
Sierra View, CA, Local Health Care District Rev., 5.4%, 2022                                     3,000,000            3,079,440
-------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev
  (Palmetto Health Alliance), 6.25%, 2031                                                        2,725,000            2,921,091
-------------------------------------------------------------------------------------------------------------------------------
South Carolina Medical University, Hospital Facilities Rev., "A", MBIA, 5%, 2031                 1,995,000            2,039,648
-------------------------------------------------------------------------------------------------------------------------------
Southwestern Illinois Development Authority Rev. (Anderson Hospital), 5.375%, 2015                 885,000              917,347
-------------------------------------------------------------------------------------------------------------------------------
Southwestern Illinois Development Authority Rev. (Anderson Hospital), 5.5%, 2020                 1,805,000            1,867,164
-------------------------------------------------------------------------------------------------------------------------------
Southwestern Illinois Development Authority Rev. (Anderson Hospital), 5.625%, 2029               1,330,000            1,358,169
-------------------------------------------------------------------------------------------------------------------------------
Springfield, TN, Health & Educational Facilities Rev. (Northcrest Medical Center),
  5.25%, 2018                                                                                    3,500,000            3,434,690
-------------------------------------------------------------------------------------------------------------------------------
Springfield, TN, Health & Educational Facilities Rev. (Northcrest Medical Center),
  5.375%, 2024                                                                                   4,000,000            3,862,160
-------------------------------------------------------------------------------------------------------------------------------
St. Paul, MN, Housing & Redevelopment Hospital (Healtheast Project), 6%, 2035                    2,000,000            2,134,200
-------------------------------------------------------------------------------------------------------------------------------
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare), 6.25%, 2020           4,500,000            4,738,680
-------------------------------------------------------------------------------------------------------------------------------
Texas Metro Health Facilities Development Corp., Metro Health Facilities
  Development Rev. (Wilson N. Jones Memorial Hospital), 7.2%, 2021                               4,300,000            4,464,045
-------------------------------------------------------------------------------------------------------------------------------
Texas Metro Health Facilities Development Corp., Metro Health Facilities
  Development Rev. (Wilson N. Jones Memorial Hospital), 7.25%, 2031                              2,000,000            2,072,180
-------------------------------------------------------------------------------------------------------------------------------
Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021                3,150,000            3,385,242
-------------------------------------------------------------------------------------------------------------------------------
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital),
  6.625%, 2031                                                                                   1,900,000            2,052,418
-------------------------------------------------------------------------------------------------------------------------------
Valley, AL, Financing Authority Rev. (Lanier Memorial Hospital), 5.45%, 2011                     1,175,000            1,180,699
-------------------------------------------------------------------------------------------------------------------------------
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center),
  6.25%, 2022                                                                                    2,000,000            2,071,280
-------------------------------------------------------------------------------------------------------------------------------
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center),
  6.375%, 2031                                                                                   2,595,000            2,714,707
-------------------------------------------------------------------------------------------------------------------------------
Washington County, AR, Hospital Rev., Regional Medical Center, "A", 5%, 2035                       750,000              730,965
-------------------------------------------------------------------------------------------------------------------------------
Washington County, AR, Hospital Rev., Regional Medical Center, "B", 5%, 2025                     3,000,000            3,014,550
-------------------------------------------------------------------------------------------------------------------------------
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical
  Center), 6.375%, 2031                                                                          3,885,000            3,986,204
-------------------------------------------------------------------------------------------------------------------------------
Weslaco, TX, Health Facilities Rev. (Knapp Medical Center), 6.25%, 2032                          4,000,000            4,207,760
-------------------------------------------------------------------------------------------------------------------------------
West Plains, MO, Industrial Development Authority Rev. (Ozarks Medical Center),
  6.75%, 2024                                                                                      810,000              833,012
-------------------------------------------------------------------------------------------------------------------------------
West Shore Pennsylvania, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026              4,500,000            4,758,480
-------------------------------------------------------------------------------------------------------------------------------
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020                    2,500,000            2,747,150
-------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.),
  5.625%, 2029                                                                                   1,100,000            1,111,638
-------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.),
  6.875%, 2030                                                                                   2,250,000            2,550,060
-------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic), "A",
  5.375%, 2034                                                                                   1,510,000            1,536,893
-------------------------------------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John's
  Riverside Hospital), 6.8%, 2016                                                                1,575,000            1,643,229
-------------------------------------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John's
  Riverside Hospital), 7.125%, 2031                                                              2,000,000            2,077,740
-------------------------------------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John's
  Riverside Hospital), "A", 7.125%, 2031                                                         1,495,000            1,553,111
-------------------------------------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph's
  Hospital), 6.15%, 2015                                                                         2,000,000            1,982,980
-------------------------------------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph's
  Hospital), "C", 6.2%, 2020                                                                       250,000              247,335
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $  311,677,650
-------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE- 9.6%
-------------------------------------------------------------------------------------------------------------------------------
Abilene, TX, Health Facilities Development Co., Retirement Facilities Rev. (Sears
  Methodist Retirement), "A", 7%, 2033                                                        $  1,155,000       $    1,238,391
-------------------------------------------------------------------------------------------------------------------------------
Arizona Health Facilities Authority Rev. (The Terraces Project), 7.75%, 2033                     2,250,000            2,529,517
-------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology),
  7.75%, 2006                                                                                       90,000               89,813
-------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology),
  8.125%, 2016                                                                                   1,415,000            1,347,703
-------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology),
  8.5%, 2026                                                                                     3,145,000            2,942,462
-------------------------------------------------------------------------------------------------------------------------------
Bridgeport, CT, Senior Living Facility Rev. (3030 Park Retirement Community), 7.25%, 2035        2,980,000            2,516,252
-------------------------------------------------------------------------------------------------------------------------------
Bucks County, PA, Industrial Development Authority Rev. (Ann's Choice, Inc.),
  6.125%, 2025                                                                                   1,320,000            1,347,720
-------------------------------------------------------------------------------------------------------------------------------
Cambria County, PA, Industrial Development Authority Rev. (Beverly Enterprises,
  Inc.), 10%, 2012 (c)                                                                             600,000              716,094
-------------------------------------------------------------------------------------------------------------------------------
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home),
  8.5%, 2032                                                                                     1,165,000            1,195,605
-------------------------------------------------------------------------------------------------------------------------------
Clarion, PA, Industrial Development Authority Rev. (Beverly Enterprises, Inc.), 7.5%, 2012       1,950,000            1,975,662
-------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.),
  "B", 6.125%, 2033                                                                              1,500,000            1,598,010
-------------------------------------------------------------------------------------------------------------------------------
Cumberland County, PA, Municipal Authority Rev. (Wesley), "A", 7.25%, 2013 (c)                   1,965,000            2,345,070
-------------------------------------------------------------------------------------------------------------------------------
Cumberland County, PA, Municipal Authority Rev. (Wesley), "A", 7.25%, 2035                         760,000              811,224
-------------------------------------------------------------------------------------------------------------------------------
Daphne, AL, Special Care Facilities Financing Authority (1st Mortgage Presbyterian),
  0%, 2008 (c)                                                                                  29,975,000           27,189,963
-------------------------------------------------------------------------------------------------------------------------------
Daphne, AL, Special Care Facilities Financing Authority (2nd Mortgage Presbyterian),
  0%, 2028 (c)                                                                                   4,500,000            4,081,896
-------------------------------------------------------------------------------------------------------------------------------
Daphne, AL, Special Care Facilities Financing Authority (Presbyterian Hospital),
  0%, 2018 (c)                                                                                  48,475,000           12,478,556
-------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Residential Care Facilities (Canterbury Court), "A", 6.125%, 2034             1,020,000            1,054,813
-------------------------------------------------------------------------------------------------------------------------------
Hawaii Department of Budget & Finance, Special Purpose Rev. (Kahala Nui Senior
  Living Community), 8%, 2033                                                                    1,500,000            1,719,780
-------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (Clare at Water Tower), "A", 6%, 2025                            1,510,000            1,547,644
-------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (Landing at Plymouth Place), "A", 6%, 2037                       1,510,000            1,548,565
-------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives Project), 5.75, 2018       2,520,000            2,474,564
-------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives Project), 9.25, 2025       5,600,000            6,631,072
-------------------------------------------------------------------------------------------------------------------------------
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 6.875%, 2032                   1,250,000            1,337,437
-------------------------------------------------------------------------------------------------------------------------------
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), "B", 6.25%, 2026               1,500,000            1,523,895
-------------------------------------------------------------------------------------------------------------------------------
Loves Park, IL (Hoosier Care), 7.125%, 2034                                                      1,905,000            1,806,226
-------------------------------------------------------------------------------------------------------------------------------
Maine Health & Higher Educational Facilities Rev. (Piper Shores), 7.5%, 2009 (c)                 1,455,000            1,570,454
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (GF/Revere, Inc.), 6.6%, 2025                       6,825,000            6,855,576
-------------------------------------------------------------------------------------------------------------------------------
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), "A", 7.375%, 2027              7,065,000            7,359,187
-------------------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Higher Education & Health Authority Rev
  (AHF/Montgomery), 10.5%, 2020                                                                  2,180,000            2,183,641
-------------------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Higher Education & Health Authority Rev
  (AHF/Montgomery), 6.875%, 2036                                                                 3,805,000            3,811,126
-------------------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh
  Continuing Care), 6.125%, 2028                                                                   750,000              787,155
-------------------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh
  Continuing Care), 6.25%, 2035                                                                  1,490,000            1,564,992
-------------------------------------------------------------------------------------------------------------------------------
New Hampshire Industrial Development Authority Rev. (Tall Pines), 11.25%, 2016 (d)               1,265,000               22,264
-------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (Courthouse Convalescent
  Center), "A", 8.7%, 2014                                                                       1,350,000            1,351,579
-------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (Lions Gate), "A", 5.875%, 2037                     920,000              937,140
-------------------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities Financing Authority Rev. (Cherry Hill), 8%, 2027               4,000,000            4,123,920
-------------------------------------------------------------------------------------------------------------------------------
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement
  Community), "A", 6%, 2025                                                                        375,000              380,557
-------------------------------------------------------------------------------------------------------------------------------
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement
  Community), "A", 6.125%, 2035                                                                    260,000              263,918
-------------------------------------------------------------------------------------------------------------------------------
Olathe, KS, Senior Living Facilities Rev. (Catholic Care Campus, Inc.), "A", 6%, 2038            1,700,000            1,754,740
-------------------------------------------------------------------------------------------------------------------------------
Reedley, CA, COP (Mennonite Home), 7.5%, 2006 (c)                                                4,835,000            5,003,161
-------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational Rev. (Germantown Village), 7.25%, 2034                     2,470,000            2,623,189
-------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Nursing Home Rev. (Beverly Enterprises, Inc.), 7.4%, 2006 (c)                   800,000              831,872
-------------------------------------------------------------------------------------------------------------------------------
St. Joseph County, IN, Economic Development Rev. (Holy Cross Village at Notre
  Dame), "A", 6%, 2038                                                                             475,000              490,447
-------------------------------------------------------------------------------------------------------------------------------
Sterling, IL (Hoosier Care), 7.125%, 2034                                                        1,335,000            1,265,780
-------------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living),
  6.375%, 2039                                                                                   1,500,000            1,476,810
-------------------------------------------------------------------------------------------------------------------------------
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev
  (Querencia Barton Creek), 5.5%, 2025                                                           1,440,000            1,407,010
-------------------------------------------------------------------------------------------------------------------------------
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev
  (Querencia Barton Creek), 5.65%, 2035                                                          2,155,000            2,101,147
-------------------------------------------------------------------------------------------------------------------------------
Wilkinsburg, PA, Municipal Authority Health Rev. (Monroeville Christian/Judea),
  8.25%, 2007 (c)                                                                                6,970,000            7,422,492
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $  139,636,091
-------------------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES- 1.5%
-------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority (Prides Industries),
  7.125%, 2009 (c)                                                                            $  1,565,000       $    1,721,375
-------------------------------------------------------------------------------------------------------------------------------
Cheneyville, LA, Westside Habilitation Center Rev., 8.375%, 2013                                 3,990,000            4,034,169
-------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, General Purpose Authority (Kidspeace Obligation Group), 6%, 2018              3,550,000            3,411,372
-------------------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy),
  8%, 2024                                                                                       2,850,000            2,858,806
-------------------------------------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities Authority Rev. (Child & Family
  Services), 6.125%, 2019                                                                        1,155,000            1,205,393
-------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agency Rev. (Special Needs Facilities
  Pooled Program), 6.1%, 2012                                                                    1,955,000            1,987,042
-------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare
  Facilities), 8.875%, 2021                                                                      1,925,000            2,139,233
-------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare
  Facilities), 9%, 2031                                                                          2,185,000            2,406,909
-------------------------------------------------------------------------------------------------------------------------------
Osceola County, FL, Industrial Development Authority Rev. (Community Provider),
  7.75%, 2017                                                                                      946,000              947,911
-------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Authority Rev., 6.125%, 2019                            1,250,000              930,613
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   21,642,823
-------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - AIRLINES- 4.1%
-------------------------------------------------------------------------------------------------------------------------------
Alliance Airport Authority, Inc., TX, Special Facilities Rev. (AMR Corp.), 7.5%, 2029         $  3,035,000       $    2,929,625
-------------------------------------------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American
  Airlines, Inc.), 7.25%, 2030                                                                   8,180,000            7,683,065
-------------------------------------------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American
  Airlines, Inc.), 6.375%, 2035                                                                 13,895,000           11,583,984
-------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Airport Systems Rev., Special Facilities (Continental, Inc.), "E", 6.75%, 2029      4,675,000            4,737,879
-------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), 7%, 2012                               1,700,000            1,745,679
-------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), 7.5%, 2024                             5,450,000            5,825,777
-------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Special Facilities Rev. (Continental
  Airlines, Inc.), 6.25%, 2019                                                                   3,205,000            3,145,451
-------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Special Facilities Rev. (Continental
  Airlines, Inc.), 6.25%, 2029                                                                   3,635,000            3,546,997
-------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agencies Rev. (Continental Airlines,
  7.25%, 2008                                                                                      475,000              480,272
-------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agencies Rev. (Continental Airlines,
  8%, 2012                                                                                         950,000              975,374
-------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agency Rev. (American Airlines, Inc.),
  7.625%, 2025                                                                                  15,410,000           16,885,507
-------------------------------------------------------------------------------------------------------------------------------
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), "B", 5.65%, 2035                120,000              119,512
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   59,659,122
-------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - CHEMICALS- 0.3%
-------------------------------------------------------------------------------------------------------------------------------
Power County, ID, Pollution Control Rev. (FMC Corp.), 5.625%, 2014                            $  1,000,000       $    1,033,260
-------------------------------------------------------------------------------------------------------------------------------
Sweetwater County, WY, Solid Waste Disposal Rev. (FMC Corp.), 5.6%, 2035                         3,015,000            3,148,353
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    4,181,613
-------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES- 2.0%
-------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev
  Ferris, Inc.), "A", 5.8%, 2016                                                              $  5,000,000       $    4,871,550
-------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste
  Management, Inc.), "B", 5%, 2027                                                               1,080,000            1,075,734
-------------------------------------------------------------------------------------------------------------------------------
Cobb County, GA, Development Authority, Solid Waste Disposal Rev. (Waste
  Management, Inc.), "A", 5%, 2033                                                               1,000,000              981,100
-------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.),
  5.7%, 2018                                                                                       540,000              578,675
-------------------------------------------------------------------------------------------------------------------------------
Gulf Coast Waste Disposal Authority, TX, (Waste Mangement of Texas), "A", 5.2%, 2028             2,890,000            2,886,243
-------------------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.),
  5.45%, 2014                                                                                    2,000,000            1,929,240
-------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Solid Waste Disposal Project (Waste Management Inc.),
  5.05%, 2029                                                                                    2,000,000            1,970,240
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Resource Recovery Rev. (Waste
  Management, Inc.), 6.9%, 2029                                                                  1,700,000            1,849,753
-------------------------------------------------------------------------------------------------------------------------------
Nevada Department of Business Rev. (Republic Services, Inc.), 5.625%, 2026                       2,000,000            2,138,080
-------------------------------------------------------------------------------------------------------------------------------
New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev. (New
  Morgan Landfill Co., Inc./Browning Ferris, Inc.), 6.5%, 2019                                   2,500,000            2,510,550
-------------------------------------------------------------------------------------------------------------------------------
Ohio Solid Waste Rev., Ohio Water Development Authority Rev. (Waste Management,
  Inc.), 4.85%, 2022                                                                             3,000,000            3,032,730
-------------------------------------------------------------------------------------------------------------------------------
Schuylkill County, PA, Industrial Development Authority Rev. (Waste Managment,
  Inc.), 5.1%, 2019                                                                              1,000,000            1,023,830
-------------------------------------------------------------------------------------------------------------------------------
State of New Hampshire Business Finance Authority Solid Wast Disposal Rev. (Waste
  Management, Inc.), 5.2%, 2027                                                                  2,890,000            2,890,000
-------------------------------------------------------------------------------------------------------------------------------
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management,
  Inc.), 4.9%, 2028                                                                              1,500,000            1,458,750
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   29,196,475
-------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - METALS- 0.5%
-------------------------------------------------------------------------------------------------------------------------------
Burns Harbor, IN, Solid Waste Disposal Facilities Rev. (Bethlehem Steel), 8%, 2024(d)         $ 10,455,000       $        1,046
-------------------------------------------------------------------------------------------------------------------------------
Cambria County, PA, Industrial Development Authority Rev. (Bethlehem Steel),
  7.5%, 2015 (d)                                                                                 3,890,000                  389
-------------------------------------------------------------------------------------------------------------------------------
Indiana Development Finance Authority Rev. (Inland Steel), 7.25%, 2011                           5,000,000            5,118,550
-------------------------------------------------------------------------------------------------------------------------------
Mobile County, AL, Industrial Development Authority Rev. (Ipsco, Inc.), 6.875%, 2030             2,850,000            3,024,391
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    8,144,376
-------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER- 3.5%
-------------------------------------------------------------------------------------------------------------------------------
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), "A", 5.375%, 2035                $  1,500,000       $    1,516,065
-------------------------------------------------------------------------------------------------------------------------------
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy Corp.), 6.65%, 2032                           1,500,000            1,624,755
-------------------------------------------------------------------------------------------------------------------------------
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017                                   6,500,000            6,709,170
-------------------------------------------------------------------------------------------------------------------------------
Janesville, WI, Industrial Development Rev. (Simmons Manufacturing Co.), 7%, 2017                3,900,000            3,906,474
-------------------------------------------------------------------------------------------------------------------------------
Madison County, FL, Rev. (Twin Oaks Project), "A", 6%, 2025                                      1,685,000            1,719,458
-------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Economic Development Rev. (Holt
  Hauling & Warehousing), 8.4%, 2015 (q)                                                         4,000,000            3,640,000
-------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Economic Development Rev. (Holt
  Hauling & Warehousing), 8.6%, 2017 (q)                                                         8,000,000            7,280,000
-------------------------------------------------------------------------------------------------------------------------------
Park Creek Metropolitan District, CO, Rev., Custodial Receipts, CR-1, 7.875%, 2032 (a)           4,230,000            4,665,944
-------------------------------------------------------------------------------------------------------------------------------
Park Creek Metropolitan District, CO, Rev., Custodial Receipts, CR-2, 7.875%, 2032 (a)           1,860,000            2,051,692
-------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Authority Rev. (Host Marriott LP), 7.75%, 2017          2,000,000            2,012,560
-------------------------------------------------------------------------------------------------------------------------------
Port Corpus Christi, TX, Industrial Development Authority Rev. (Citgo Petroleum
  Corp.), 8.25%, 2031                                                                            2,300,000            2,406,720
-------------------------------------------------------------------------------------------------------------------------------
Spirit Lake, IA, Industrial Development Rev. (Crystal Tips, Inc.), 0%, 2008 (c)                  9,359,335           10,340,661
-------------------------------------------------------------------------------------------------------------------------------
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026              3,895,000            4,070,820
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   51,944,319
-------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER- 2.6%
-------------------------------------------------------------------------------------------------------------------------------
Arkansas State Development Finance Authority, Industrial Facilities Rev. (Potlatch
  Corp.), "A", 7.75%, 2025                                                                    $  1,200,000       $    1,350,408
-------------------------------------------------------------------------------------------------------------------------------
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific
  Corp.), 5.75%, 2028                                                                            1,510,000            1,478,169
-------------------------------------------------------------------------------------------------------------------------------
De Soto Parish, LA, Environmental Improvement Rev. (International Paper Co.),
  6.35%, 2025                                                                                    1,650,000            1,736,674
-------------------------------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental Improvements Rev
  (Mead Westvaco Escanaba), "A", 6.25%, 2012 (c)                                                 3,100,000            3,495,715
-------------------------------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental Improvements Rev
  (Mead Westvaco Escanaba), "B", 6.45%, 2012 (c)                                                 1,100,000            1,242,659
-------------------------------------------------------------------------------------------------------------------------------
Florence County, SC, Industrial Development Rev. (Stone Container Corp.), 7.375%, 2007             860,000              863,079
-------------------------------------------------------------------------------------------------------------------------------
Hodge, LA, Utilities Rev. (Stone Container Corp.), 7.45%, 2024                                   3,000,000            3,355,380
-------------------------------------------------------------------------------------------------------------------------------
Maine Finance Authority, Solid Waste Recycling Facility Rev. (Bowater, Inc.), 7.75%, 2022        8,500,000            8,553,805
-------------------------------------------------------------------------------------------------------------------------------
Onondaga County, NY, Industrial Development Authority Rev., Solid Waste Disposal
  Rev. (Solvay Paperboard LLC), 6.8%, 2014                                                       3,800,000            3,972,824
-------------------------------------------------------------------------------------------------------------------------------
Sabine River Authority Rev., Louisiana Water Facilities (International Paper Co.),
  6.2%, 2025                                                                                     2,250,000            2,407,905
-------------------------------------------------------------------------------------------------------------------------------
Wabash, IN, Solid Waste Disposal Rev. (Jefferson Smurfit Corp.), 7.5%, 2026                      2,110,000            2,153,994
-------------------------------------------------------------------------------------------------------------------------------
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev
  (Chesapeake Corp.), 6.25%, 2019                                                                6,660,000            6,661,732
-------------------------------------------------------------------------------------------------------------------------------
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev
  (Chesapeake Corp.), "A", 6.375%, 2019                                                            800,000              800,408
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   38,072,752
-------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM- 0.6%
-------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev., East Valley Tourist
  (Cabazon Casino), "A", 9.25%, 2020 (a)                                                      $  3,845,000       $    4,192,896
-------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities), 6.25%, 2017          3,200,000            3,261,248
-------------------------------------------------------------------------------------------------------------------------------
New York City, NY, City Industrial Development Agency Rev., Liberty
  IAC/InterActiveCorp, 5%, 2035                                                                  1,880,000            1,835,519
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    9,289,663
-------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER- 1.4%
-------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises, Inc.), "A", 6.6%, 2021                 $  1,300,000       $    1,372,709
-------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises, Inc.), "A", 6.7%, 2028                    2,000,000            2,114,120
-------------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, Convention Center Hotel Rev., "B", 5.875%, 2039                                     905,000              945,110
-------------------------------------------------------------------------------------------------------------------------------
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), "B", 5.125%, 2025                  560,000              565,667
-------------------------------------------------------------------------------------------------------------------------------
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Myers University), "E", 5.6%, 2025             395,000              408,793
-------------------------------------------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%, 2013 (a)                                 2,500,000            2,453,800
-------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (Kapkowski Project), "B", 6.8%, 2018              3,895,000            4,409,413
-------------------------------------------------------------------------------------------------------------------------------
San Antonio, TX, Convention Center, Hotel Financial Corp., Contract Rev
  (Empowerment Zone), "A", AMBAC, 5%, 2034                                                       2,050,000            2,070,931
-------------------------------------------------------------------------------------------------------------------------------
Southwestern Illinois Development Authority Rev., Solid Waste Disposal Rev., 5.9%, 2014          1,965,000            1,979,954
-------------------------------------------------------------------------------------------------------------------------------
Summit County, OH, Port Authority Building (Seville), "A", 5.1%, 2025                              610,000              614,819
-------------------------------------------------------------------------------------------------------------------------------
Summit County, OH, Port Authority Building (Twinsburg Township), "D", 5.125%, 2025                 495,000              500,009
-------------------------------------------------------------------------------------------------------------------------------
Summit County, OH, Port Authority Building (Workforce Policy Board), "F", 4.875%, 2025           2,810,000            2,787,239
-------------------------------------------------------------------------------------------------------------------------------
Toledo Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond
  Fund), "C", 5.125%, 2025                                                                         280,000              277,777
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   20,500,341
-------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE- 3.0%
-------------------------------------------------------------------------------------------------------------------------------
Alexandria, VA, Redevelopment & Housing Finance Authority Rev. (Buckingham
  Village), 5.5%, 2029                                                                        $  3,360,000       $    3,385,670
-------------------------------------------------------------------------------------------------------------------------------
Alexandria, VA, Redevelopment & Housing Finance Authority Rev. (Jefferson Village
  Apartments), "B", 9%, 2018                                                                     1,790,000            1,777,882
-------------------------------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Multi-family Rev. (Andrews Place II
  Apartments), FSA, 5%, 2035                                                                       635,000              636,302
-------------------------------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Multi-family Rev. (Andrews Place II
  Apartments), FSA, 5.1%, 2046                                                                   1,155,000            1,157,356
-------------------------------------------------------------------------------------------------------------------------------
Charter Mac Equity Issuer Trust, 6.625%, 2009                                                    8,000,000            8,497,120
-------------------------------------------------------------------------------------------------------------------------------
Florida Multi-Family Housing Finance Agency Rev. (Center Court Apartments), 8.5%, 2006 (c)       1,435,000            1,474,075
-------------------------------------------------------------------------------------------------------------------------------
GMAC Municipal Mortgage Trust, "B-1", 5.6%, 2039 (a)                                             4,000,000            4,099,080
-------------------------------------------------------------------------------------------------------------------------------
GMAC Municipal Mortgage Trust, "C-1", 5.7%, 2040 (a)                                             2,000,000            1,983,960
-------------------------------------------------------------------------------------------------------------------------------
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA,
  5.25%, 2039                                                                                    1,430,000            1,443,928
-------------------------------------------------------------------------------------------------------------------------------
Maplewood, RI, Housing Development Corp. (Terrace Apartments), 6.9%, 2025                        3,790,000            3,804,591
-------------------------------------------------------------------------------------------------------------------------------
Munimae, TE, Bond Subsidiary LLC, 6.875%, 2009                                                   6,000,000            6,416,520
-------------------------------------------------------------------------------------------------------------------------------
Munimae, TE, Bond Subsidiary LLC, 5.9%, 2015 (a)                                                 2,000,000            1,995,600
-------------------------------------------------------------------------------------------------------------------------------
Munimae, TE, Bond Subsidiary LLC, 5.4%, 2049 (a)                                                 2,000,000            1,993,220
-------------------------------------------------------------------------------------------------------------------------------
North Charleston, SC, Housing Authority Rev. (Horizon Village), "A", GNMA, 5.15%, 2048           1,380,000            1,338,448
-------------------------------------------------------------------------------------------------------------------------------
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), "I",
  FSA, 5%, 2025                                                                                  2,050,000            2,032,350
-------------------------------------------------------------------------------------------------------------------------------
Texas Housing & Community Board (Harbors & Plumtree), 10%, 2026                                  1,640,000            1,591,276
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   43,627,378
-------------------------------------------------------------------------------------------------------------------------------
PARKING- 0.1%
-------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009 (c)                                                 $    375,000       $      232,534
-------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009 (c)                                                      450,000              261,090
-------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009 (c)                                                      975,000              528,957
-------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009 (c)                                                    1,235,000              627,516
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    1,650,097
-------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE- 0.3%
-------------------------------------------------------------------------------------------------------------------------------
Desloge, MO, Tax Increment Rev. (U.S. Highway 67 Street Redevelopment), 5.2%, 2020            $  1,510,000       $    1,497,301
-------------------------------------------------------------------------------------------------------------------------------
Wyandotte County-Kansas City, KS, Sales Tax 2nd Lien Area B, 5%, 2020                            2,585,000            2,647,738
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    4,145,039
-------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL- 1.8%
-------------------------------------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev., GNMA, 6.55%, 2030                      $    475,000       $      480,985
-------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., "C", GNMA, 7.05%, 2030                                    35,000               34,959
-------------------------------------------------------------------------------------------------------------------------------
Cook County, IL, Single Family Mortgage Rev., "A", 0%, 2015                                        170,000               39,178
-------------------------------------------------------------------------------------------------------------------------------
Corpus Christi, TX, Housing Finance Authority Rev., "B", 0%, 2011                                2,925,000            1,763,336
-------------------------------------------------------------------------------------------------------------------------------
Escambia County, FL, Single Family Housing Rev., GNMA, 6.95%, 2024                                 290,000              295,902
-------------------------------------------------------------------------------------------------------------------------------
Jefferson County, TX, Housing Finance Corp., MBIA, 0%, 2015                                        775,000              281,433
-------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.625%, 2023                              605,000              621,462
-------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 7.5%, 2026                                195,000              197,905
-------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.75%, 2030                             1,895,000            1,962,348
-------------------------------------------------------------------------------------------------------------------------------
Lee County, FL, Housing Finance Authority Rev., "A", GNMA, 7%, 2031                                 75,000               75,692
-------------------------------------------------------------------------------------------------------------------------------
New Castle County, DE, Single Family Mortgage Rev., FGIC, 0%, 2016                                  15,000                5,286
-------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev., "B-1", GNMA, 7.05%, 2030                   325,000              330,366
-------------------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Housing Finance Authority Rev., Multi-County Program, "B",
  GNMA, 6.2%, 2031                                                                               1,620,000            1,646,649
-------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", FNMA, 5.55%, 2037              2,990,000            3,167,815
-------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 6.45%, 2029                405,000              415,089
-------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 5.65%, 2037              2,355,000            2,478,049
-------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-1", GNMA,
  6.875%, 2026                                                                                     405,000              405,956
-------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-1", GNMA,
  5.75%, 2037                                                                                      860,000              909,459
-------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-3", GNMA, 6%, 2035               1,565,000            1,684,863
-------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-4", GNMA,
  5.85%, 2037                                                                                    1,600,000            1,709,344
-------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-5", GNMA, 5.9%, 2037               640,000              691,354
-------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "B-2", GNMA,
  6.45%, 2033                                                                                    1,270,000            1,311,542
-------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-2", GNMA, 5.6%, 2029             2,275,000            2,412,046
-------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-2", GNMA,
  5.75%, 2037                                                                                    1,745,000            1,848,653
-------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-4", GNMA,
  5.625%, 2036                                                                                   1,015,000            1,080,965
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   25,850,636
-------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE- 2.0%
-------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-1", 7.4%, 2027                                  $     60,000       $       60,200
-------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-2", 7.15%, 2014                                       21,000               21,374
-------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-2", AMBAC, 6.6%, 2028                              1,125,000            1,157,130
-------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "B-2", 6.1%, 2023                                       420,000              433,936
-------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "B-3", 6.55%, 2025                                      102,000              103,111
-------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "B-3", 6.55%, 2033                                      425,000              434,690
-------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C", 6.75%, 2021                                        160,000              161,573
-------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", 5.9%, 2023                                       675,000              701,629
-------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", FHA, 6.6%, 2032                                  655,000              675,108
-------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-3", 7.15%, 2030                                       90,000               90,805
-------------------------------------------------------------------------------------------------------------------------------
Delaware Single Family Housing Authority Rev., "A-2", 6.75%, 2024                                  485,000              485,839
-------------------------------------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage Rev., "B-2", GNMA,
  7.55%, 2031                                                                                      490,000              508,252
-------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "A", GNMA, 6.1%, 2034                           3,130,000            3,238,674
-------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "A-2", GNMA, 6.5%, 2032                         2,850,000            2,942,397
-------------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev
  (Home Loan Program), "B", GNMA, 6.7%, 2030                                                       880,000              908,873
-------------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev
  (Home Loan Program), "B", GNMA, 6.05%, 2037                                                    3,470,000            3,761,931
-------------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev
  (Home Loan Program), GNMA, 7.45%, 2031                                                           140,000              141,023
-------------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev
  (Home Loan Program), GNMA, 6.35%, 2032                                                           515,000              528,287
-------------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev
  (Home Loan Program), GNMA, 6.85%, 2032                                                           420,000              433,877
-------------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev
  (Home Loan Program), GNMA, 6.75%, 2034                                                           435,000              439,894
-------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., "B", 5.875%, 2030                                    400,000              402,972
-------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., "B", 6.3%, 2031                                      315,000              318,352
-------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., "B", 6.5%, 2035                                    3,295,000            3,568,979
-------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., "B-2", GNMA, 6.35%, 2033                               695,000              722,717
-------------------------------------------------------------------------------------------------------------------------------
North Dakota Housing Finance Agency Rev., Housing Finance, "A", 5%, 2033                         1,490,000            1,495,066
-------------------------------------------------------------------------------------------------------------------------------
Oklahoma Housing Finance Agency, Single Family, 7.55%, 2028                                        295,000              306,033
-------------------------------------------------------------------------------------------------------------------------------
Texas Affordable Housing Corp., Single Family Mortgage Rev., "B", 5.25%, 2039                    2,280,000            2,344,957
-------------------------------------------------------------------------------------------------------------------------------
Texas Housing & Community Affairs, Residential Mortgage Rev., GNMA, 7.1%, 2021                   2,500,000            2,616,850
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   29,004,529
-------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE- 1.0%
-------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities
  Rev. (American Ref-Fuel Co.), "A", 6.2%, 2019                                               $  3,900,000       $    4,070,742
-------------------------------------------------------------------------------------------------------------------------------
Hudson County, NJ, Solid Waste System Rev., 6%, 2019                                             2,000,000            2,001,100
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill
  Associates), 5.5%, 2013                                                                        2,475,000            2,582,959
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill
  Associates), 5.6%, 2019                                                                        5,425,000            5,601,204
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   14,256,005
-------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES- 4.1%
-------------------------------------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2017                                        $  1,805,000       $    1,953,858
-------------------------------------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2018                                           1,155,000            1,250,253
-------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission Rev., RITES, FGIC, 9.307%, 2017 (v)(z)                   4,500,000            5,281,560
-------------------------------------------------------------------------------------------------------------------------------
College Park, GA, Industrial Development Authority Rev. (Civic Center), AMBAC,
  5.75%, 2010 (c)                                                                                3,000,000            3,294,900
-------------------------------------------------------------------------------------------------------------------------------
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC, 7.475%, 2018 (v)                  7,000,000            8,141,280
-------------------------------------------------------------------------------------------------------------------------------
Essex County, NJ, RITES, FGIC, 7.602%, 2020 (v)(z)                                               6,000,000            6,992,280
-------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "A", FSA,
  0% to 2010, 4.55% to 2022                                                                      4,085,000            3,230,745
-------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "A-1",
  AMBAC, 0% to 2010, 4.6% to 2023                                                                1,185,000              935,949
-------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "B",
  AMBAC, 5%, 2013 (c)                                                                           11,260,000           11,954,855
-------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced,
  "B", 5.375%, 2010 (c)                                                                          2,500,000            2,657,075
-------------------------------------------------------------------------------------------------------------------------------
Harris County, TX, 5.8%, 2014                                                                    1,287,765            1,315,117
-------------------------------------------------------------------------------------------------------------------------------
Harris County, TX, 5.625%, 2020                                                                  2,382,120            2,368,065
-------------------------------------------------------------------------------------------------------------------------------
King George County, VA, Industrial Development Authority Lease Rev., FSA, 5%, 2036               3,800,000            3,903,778
-------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank, Special Obligations, Hinds County Public
  Improvements, FSA, 5.25%, 2035                                                                 2,080,000            2,175,784
-------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev., School Facilities Construction,
  "O", 5.25%, 2025                                                                               1,940,000            2,037,698
-------------------------------------------------------------------------------------------------------------------------------
Northumberland County, PA (Country Careers & Arts Center), 6.65%, 2020                           1,125,000            1,146,780
-------------------------------------------------------------------------------------------------------------------------------
Northumberland County, PA (Mountain View Manor), 7%, 2020                                        1,000,000            1,035,290
-------------------------------------------------------------------------------------------------------------------------------
Shawnee County, KS (Community Mental Health Center, Inc.), 5.35%, 2009 (c)                         250,000              261,655
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   59,936,922
-------------------------------------------------------------------------------------------------------------------------------
STUDENT LOAN REVENUE- 0.5%
-------------------------------------------------------------------------------------------------------------------------------
Access to Loans for Learning, California Student Loan Rev., 7.95%, 2030                       $  2,700,000       $    2,827,575
-------------------------------------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority, Student Loan Rev., 6.15%, 2029                       1,500,000            1,577,940
-------------------------------------------------------------------------------------------------------------------------------
South Dakota Student Loan Rev., Education Loans, Inc., 5.6%, 2020                                2,700,000            2,808,513
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    7,214,028
-------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER- 0.8%
-------------------------------------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5.625%, 2021                                                 $  2,750,000       $    2,772,412
-------------------------------------------------------------------------------------------------------------------------------
Harris County-Houston, TX, Sports Authority Rev., MBIA, 0%, 2032                                 6,310,000            1,525,316
-------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2024                         1,000,000            1,041,870
-------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2029                        1,795,000            1,902,449
-------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2031                           800,000              830,784
-------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2034                        1,195,000            1,259,148
-------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., 6%, 2006                                             500,000              504,065
-------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018                                  1,500,000            1,573,725
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   11,409,769
-------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT- 4.8%
-------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh Mills), 5.1%, 2014             $    690,000       $      708,664
-------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh Mills), 5.6%, 2023                  450,000              469,782
-------------------------------------------------------------------------------------------------------------------------------
Arborwood Community Development District, Florida Capital Improvement Rev
  (Centex Homes Project), "A-1", 5.5%, 2036                                                      1,500,000            1,489,695
-------------------------------------------------------------------------------------------------------------------------------
Arborwood Community Development District, Florida Capital Improvement Rev
  (Master Infrastructure Projects), "A", 5.35%, 2036                                             1,870,000            1,852,871
-------------------------------------------------------------------------------------------------------------------------------
Arborwood Community Development District, Florida Capital Improvement Rev
  (Master Infrastructure Projects), "B", 5.1%, 2014                                                750,000              740,370
-------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Tax Allocation (Eastside Project), "B", 5.6%, 2030                                  2,450,000            2,496,476
-------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031                                1,765,000            1,765,688
-------------------------------------------------------------------------------------------------------------------------------
Broadview, IL, Tax Increment Rev., 5.25%, 2012                                                   4,180,000            4,284,793
-------------------------------------------------------------------------------------------------------------------------------
Broadview, IL, Tax Increment Rev., 5.375%, 2015                                                  3,400,000            3,478,472
-------------------------------------------------------------------------------------------------------------------------------
Capital Region Community Development District, FL, Capital Improvement Rev., "A-2",
  6.85%, 2031                                                                                      695,000              736,241
-------------------------------------------------------------------------------------------------------------------------------
Capital Region Community Development District, FL, Capital Improvement Rev., "B",
  5.95%, 2006                                                                                       95,000               95,000
-------------------------------------------------------------------------------------------------------------------------------
Concord Station Community Development District, FL, Capital Improvement Rev., 5%, 2015             905,000              893,506
-------------------------------------------------------------------------------------------------------------------------------
Concorde Estates Community Development District, FL, Capital Improvement Rev.,
  "B", 5%, 2011                                                                                    515,000              513,239
-------------------------------------------------------------------------------------------------------------------------------
Durbin Crossing Community Development District, FL, "B-1", 4.875%, 2010                          3,750,000            3,739,125
-------------------------------------------------------------------------------------------------------------------------------
Fishhawk Community Development District, FL, 5.125%, 2009                                        2,155,000            2,147,371
-------------------------------------------------------------------------------------------------------------------------------
Greyhawk Landing Community Development, FL, Special Assessment Rev., "B",
  6.25%, 2009                                                                                      265,000              267,584
-------------------------------------------------------------------------------------------------------------------------------
Heritage Harbour South Community, Development District, FL, Rev., Capital
  Improvement, "B", 5.4%, 2008                                                                     115,000              114,919
-------------------------------------------------------------------------------------------------------------------------------
Hyland Hills Metropolitan Park & Recreation District of Colorado, 6.75%, 2015                    2,500,000            2,560,925
-------------------------------------------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., 5.8%, 2011                                                 2,600,000            2,675,712
-------------------------------------------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., "B", 6%, 2018                                              4,600,000            4,738,736
-------------------------------------------------------------------------------------------------------------------------------
Killarney, FL, Community Development District, "B", 5.125%, 2009                                 1,245,000            1,240,593
-------------------------------------------------------------------------------------------------------------------------------
Lake Elsinore, CA, Public Financing Authority, 7.1%, 2020                                        2,280,000            2,401,729
-------------------------------------------------------------------------------------------------------------------------------
Lakes by the Bay South Community Development District, FL, Special Assessment,
  "B", 5.3%, 2009                                                                                1,685,000            1,680,855
-------------------------------------------------------------------------------------------------------------------------------
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037                       340,000              343,437
-------------------------------------------------------------------------------------------------------------------------------
Markham, IL, Tax Increment Rev., 9%, 2012                                                        1,960,000            1,964,175
-------------------------------------------------------------------------------------------------------------------------------
Middle Village, FL, Community Development District Rev., "A", 5.8%, 2022                           870,000              888,888
-------------------------------------------------------------------------------------------------------------------------------
New Port Tampa Bay Community Development District, FL, Special Assessment, "B",
  5.3%, 2012                                                                                     1,360,000            1,349,963
-------------------------------------------------------------------------------------------------------------------------------
North Springs Improvement District, FL, Special Assessment Rev. (Parkland Golf
  Country Club), "B-1", 5.125%, 2015                                                             1,090,000            1,077,607
-------------------------------------------------------------------------------------------------------------------------------
North Springs Improvement District, FL, Special Assessment Rev. (Parkland Golf
  Country Club), "B-2", 5.125%, 2015                                                               500,000              494,630
-------------------------------------------------------------------------------------------------------------------------------
Old Palm Community Development District, FL, Special Assessment (Palm Beach
  Gardens), "A", 5.9%, 2035                                                                        735,000              752,125
-------------------------------------------------------------------------------------------------------------------------------
Old Palm Community Development District, FL, Special Assessment (Palm Beach
  Gardens), "B", 5.375%, 2014                                                                    1,075,000            1,079,042
-------------------------------------------------------------------------------------------------------------------------------
Palm Glades Community Development District, FL, Special Assessment, "A", 5.3%, 2036              1,110,000            1,110,633
-------------------------------------------------------------------------------------------------------------------------------
Panther Trace, FL, Community Development District Rev., "B", 5%, 2010                            3,165,000            3,142,244
-------------------------------------------------------------------------------------------------------------------------------
Parkway Center, FL, Community Development District Rev., "B", 5.625%, 2014                       3,705,000            3,739,457
-------------------------------------------------------------------------------------------------------------------------------
Paseo, FL, Community Development District, "B", 4.875%, 2010                                     1,495,000            1,474,504
-------------------------------------------------------------------------------------------------------------------------------
Preserve At Wilderness Lake, FL, 6.2%, 2008                                                        190,000              190,346
-------------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, Special Obligations (National Harbor Project), 5.2%, 2034              755,000              748,635
-------------------------------------------------------------------------------------------------------------------------------
Renaissance Community Development, FL, "B", 6.25%, 2008                                            490,000              492,906
-------------------------------------------------------------------------------------------------------------------------------
Reunion East Community Development District, FL, Special Assessment, 5.9%, 2007                    335,000              335,757
-------------------------------------------------------------------------------------------------------------------------------
Riverside County, CA, Public Financing Authority, Tax Allocation Rev., XLCA, 5%, 2037            2,000,000            2,035,640
-------------------------------------------------------------------------------------------------------------------------------
Sterling Hill Community Development District, FL, Capital Improvement Rev., 5.5%, 2010           1,105,000            1,105,718
-------------------------------------------------------------------------------------------------------------------------------
Tuscany Reserve Community Development District, FL, "B", 5.25%, 2016                             1,555,000            1,553,025
-------------------------------------------------------------------------------------------------------------------------------
Villa Portofino West Community Development District, FL, Special Assessment, "A",
  5.35%, 2036                                                                                      995,000              996,642
-------------------------------------------------------------------------------------------------------------------------------
Watergrass Community Development District, FL, Special Assessment Rev., "B",
  4.875%, 2010                                                                                   2,865,000            2,840,275
-------------------------------------------------------------------------------------------------------------------------------
West Villages Improvement District, FL, Rev. (Special Assessment - Unit of
  Development No. 3), 5.5%, 2037                                                                 1,520,000            1,524,864
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   70,332,859
-------------------------------------------------------------------------------------------------------------------------------
TOBACCO- 5.2%
-------------------------------------------------------------------------------------------------------------------------------
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027                                  $ 11,240,000       $   11,857,076
-------------------------------------------------------------------------------------------------------------------------------
Badger, WI, Tobacco Asset Securitization Corp., 6.375%, 2032                                       495,000              529,917
-------------------------------------------------------------------------------------------------------------------------------
California County, CA, Tobacco Securitization Corp., Tobacco Settlement, L.A
  County, "A", 0%, 2041                                                                          1,525,000            1,184,239
-------------------------------------------------------------------------------------------------------------------------------
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029                       4,445,000            4,591,107
-------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "A", 0%, 2050                       8,000,000              523,440
-------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "B", 0%, 2055                      14,000,000              485,380
-------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, 6.25%, 2024                                            3,445,000            3,650,735
-------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, 6.75%, 2040                                              885,000              955,260
-------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement, 7.8%, 2042                   3,000,000            3,554,520
-------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement "A-1", 6.75%, 2039            2,620,000            2,915,143
-------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement, "A-1", 6.25%, 2033           6,095,000            6,623,558
-------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement, "A-1", 6.625%, 2040          1,070,000            1,182,596
-------------------------------------------------------------------------------------------------------------------------------
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, "B",
  5.3%, 2011 (c)                                                                                 5,000,000            5,311,850
-------------------------------------------------------------------------------------------------------------------------------
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, "B", 0%
  to 2007, 5.6% to 2034                                                                          4,295,000            3,996,154
-------------------------------------------------------------------------------------------------------------------------------
Louisiana Tobacco Settlement Authority, 5.5%, 2030                                               4,915,000            5,100,197
-------------------------------------------------------------------------------------------------------------------------------
Louisiana Tobacco Settlement Authority, "B", 5.875%, 2039                                        4,325,000            4,530,567
-------------------------------------------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Authority, 5.75%, 2032                                             7,590,000            7,875,384
-------------------------------------------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Financing Corp., 7%, 2041                                             45,000               51,141
-------------------------------------------------------------------------------------------------------------------------------
Rockland Tobacco Asset Securitization Corp., NY, Tobacco Asset Backed, "C", 0%, 2060            33,955,000              589,119
-------------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority, 6.375%, 2028                                        3,725,000            3,979,902
-------------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority, "B", 6%, 2022                                       2,500,000            2,617,700
-------------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority, "B", 6.375%, 2030                                   1,895,000            2,114,934
-------------------------------------------------------------------------------------------------------------------------------
Virginia Tobacco Settlement Financing Corp., 7%, 2041                                            1,150,000            1,175,162
-------------------------------------------------------------------------------------------------------------------------------
Washington Tobacco Settlement Authority, 6.5%, 2026                                              1,075,000            1,169,396
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   76,564,477
-------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS- 2.5%
-------------------------------------------------------------------------------------------------------------------------------
E-470 Public Highway Authority, Colorado Rev., Capital Appreciation, "B", MBIA, 0%, 2027      $ 12,305,000       $    4,096,827
-------------------------------------------------------------------------------------------------------------------------------
Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Rev., "A", 7.15%, (c)             5,000,000            5,691,200
-------------------------------------------------------------------------------------------------------------------------------
New Jersey Turnpike Authority, RITES, MBIA, 6.746%, 2020 (v)(z)                                  5,000,000            5,568,100
-------------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2012                                           2,100,000            1,514,226
-------------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2013                                           7,000,000            4,769,520
-------------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2014                                           5,100,000            3,266,550
-------------------------------------------------------------------------------------------------------------------------------
San Joaquin Hills, CA, Toll Road Rev. (Transportation Corridor Agency), ETM,
  0%, 2011 (c)                                                                                  13,400,000           11,088,902
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   35,995,325
-------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX- 0.6%
-------------------------------------------------------------------------------------------------------------------------------
Telluride, CO, Real Estate Transfer Assessment Rev. (Gondola Transit Co.), ETM,
  11.5%, 2012 (c)                                                                             $  6,000,000       $    8,181,900
-------------------------------------------------------------------------------------------------------------------------------
Texas Department of Transportation, 7%, 2012                                                       134,252              134,392
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    8,316,292
-------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES- 2.4%
-------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (L.A. College of Chiropractic), 5.6%, 2017   $  2,000,000       $    1,928,440
-------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (University of La Verne), "A", 5%, 2029         2,205,000            2,196,533
-------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Community College Systems, MBIA, 7.875%, 2025                                       9,150,000           10,990,431
-------------------------------------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev. (Augustana College), "A", 5.625%, 2022            1,300,000            1,365,104
-------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (Illinois Institute of Technology), "A", 5%, 2031                2,000,000            2,012,340
-------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (Illinois Institute of Technology), "A", 5%, 2036                1,520,000            1,524,651
-------------------------------------------------------------------------------------------------------------------------------
Indiana State Educational Facilities Authority Rev. (Manchester College), 5.75%, 2018            1,000,000            1,023,820
-------------------------------------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities Authority Rev. (Franklin Pierce
  Law Center), 5.5%, 2018                                                                        1,200,000            1,236,768
-------------------------------------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities Rev.(New Hampshire College),
  6.3%, 2007 (c)                                                                                   495,000              512,964
-------------------------------------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities Rev.(New Hampshire College),
  6.3%, 2016                                                                                     1,195,000            1,227,623
-------------------------------------------------------------------------------------------------------------------------------
Private Colleges & Universities Authority, GA, Rev. (Mercer University Project),
  5.375%, 2029                                                                                     760,000              774,052
-------------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.),
  6.5%, 2009 (c)                                                                                 2,000,000            2,186,760
-------------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.),
  ETM, 6.2%, 2009 (c)                                                                              820,000              849,471
-------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Rev. (UAMS Campus), "B", MBIA, 5%, 2034                         890,000              917,323
-------------------------------------------------------------------------------------------------------------------------------
University of Colorado Enterprise Systems Rev., Refunding & Improvement, FGIC,
  5%, 2030                                                                                       1,865,000            1,926,769
-------------------------------------------------------------------------------------------------------------------------------
West Virginia, Higher Education Facilities Rev., "B", FGIC, 5%, 2034                             3,730,000            3,825,376
-------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Carroll College, Inc.
  5.25%, 2021                                                                                      500,000              513,295
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   35,011,720
-------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES- 0.1%
-------------------------------------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority, Educational Advancement Fund (University
  Center), 6.625%, 2017                                                                       $  1,500,000       $    1,656,105
-------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS- 1.2%
-------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority Rev. (Escondido Charter
  High School), 7.5%, 2023                                                                    $  1,910,000       $    2,024,753
-------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority Rev. (Escondido Charter
  High School), 7.5%, 2036                                                                       3,485,000            3,682,843
-------------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority, Economic Development Rev. (Latin School of
  Chicago), 5.6%, 2008 (c)                                                                         850,000              883,490
-------------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority, Economic Development Rev. (Latin School of
  Chicago), 5.65%, 2008 (c)                                                                      1,730,000            1,800,013
-------------------------------------------------------------------------------------------------------------------------------
Maryland Industrial Development Financing Authority, Economic Development
  Authority Rev., (Our Lady of Good Council), "A", 6%, 2035                                        450,000              475,803
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Williston Northampton School),
  6.5%, 2008 (c)                                                                                 1,400,000            1,513,512
-------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021               550,000              583,874
-------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.75%, 2031              2,450,000            2,602,414
-------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Education Rev. (Arizona Charter
  Schools), "C", 6.4%, 2013                                                                      1,065,000            1,102,382
-------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Education Rev. (Arizona Charter
  Schools), "C", 6.75%, 2031                                                                     3,000,000            3,115,050
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   17,784,134
-------------------------------------------------------------------------------------------------------------------------------
UTILITIES - COGENERATION- 1.7%
-------------------------------------------------------------------------------------------------------------------------------
Alaska Industrial Development & Export Authority, 5.7%, 2012                                  $    970,000       $      967,488
-------------------------------------------------------------------------------------------------------------------------------
Alaska Industrial Development & Export Authority, 5.875%, 2032                                   1,800,000            1,647,396
-------------------------------------------------------------------------------------------------------------------------------
Carbon County, PA, Industrial Development Authority Rev. (Panther Creek Partners),
  6.65%, 2010                                                                                    5,965,000            6,271,362
-------------------------------------------------------------------------------------------------------------------------------
Klamath Falls, OR, Electric Rev. (Klamath Cogeneration), 6%, 2025                                6,765,000            5,419,441
-------------------------------------------------------------------------------------------------------------------------------
Ohio Water Development Authority (Bay Shore Power), 5.875%, 2020                                 1,800,000            1,797,714
-------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery
  Rev. (Colver), "G", 5.125%, 2015                                                               1,050,000            1,024,422
-------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery
  Rev. (Northampton Generating), 6.5%, 2013                                                      2,300,000            2,269,456
-------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery
  Rev. (Northampton Generating), 6.6%, 2019                                                      5,000,000            4,906,650
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   24,303,929
-------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED- 4.0%
-------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co.), "B", 6.3%,            $    685,000       $      742,814
-------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co.), "C", 6.75%, 2038         2,505,000            2,779,748
-------------------------------------------------------------------------------------------------------------------------------
Calcasieu Parish, LA, Industrial Development Board, Pollution Control Rev. (Entergy
  Gulf States, Inc.), 5.45%, 2010                                                                4,800,000            4,869,600
-------------------------------------------------------------------------------------------------------------------------------
Clark County, NV, Industrial Development Rev. (Southwest Gas Corp.), "A", AMBAC,
  4.85%, 2035                                                                                    3,215,000            3,145,813
-------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), 5.8%, 2022                   1,390,000            1,409,377
-------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), 5.8%, 2022                   4,500,000            4,562,730
-------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), "A", 6.3%, 2016              3,240,000            3,358,843
-------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (Tucson Electric), 6.95%, 2020                            3,000,000            3,145,470
-------------------------------------------------------------------------------------------------------------------------------
Forsyth, MT, Pollution Control Rev. (Northwestern Corp.), AMBAC, 4.65%, 2023                     3,085,000            3,077,534
-------------------------------------------------------------------------------------------------------------------------------
Forsyth, MT, Pollution Control Rev. (Portland General), 5.2%, 2033                                 770,000              789,512
-------------------------------------------------------------------------------------------------------------------------------
Forsyth, MT, Pollution Control Rev. (Puget Sound Energy), " A", AMBAC, 5%, 2031                  3,165,000            3,264,033
-------------------------------------------------------------------------------------------------------------------------------
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030                       3,095,000            3,164,576
-------------------------------------------------------------------------------------------------------------------------------
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg
  LP), 6.5%, 2017                                                                                2,800,000            3,049,956
-------------------------------------------------------------------------------------------------------------------------------
New Hampshire Industrial Development Authority, Pollution Control Rev. (Conneticut
  Light & Power), 5.9%, 2018                                                                     1,000,000            1,052,160
-------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.),
  "A", 6.1%, 2025                                                                                2,000,000            2,008,200
-------------------------------------------------------------------------------------------------------------------------------
Pittsylvania County, VA, Industrial Development Authority Rev. (Multi-trade of
  Pittsylvania), 7.55%, 2019                                                                    10,000,000           10,155,700
-------------------------------------------------------------------------------------------------------------------------------
Pointe Coupee Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.), 6.7%, 2013         1,000,000            1,003,400
-------------------------------------------------------------------------------------------------------------------------------
Port Morrow, OR, Pollution Control Rev. (Portland General Electric), 5.2%, 2033                  1,900,000            1,958,330
-------------------------------------------------------------------------------------------------------------------------------
Trinity River Authority, TX, Pollution Control Rev. (TXU Electric Co.), 6.25%, 2028              1,500,000            1,621,005
-------------------------------------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf States), 6.6%, 2028              3,335,000       $    3,359,479
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   58,518,280
-------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED- 0.4%
-------------------------------------------------------------------------------------------------------------------------------
Corpus Christi, TX, Utility Systems Rev., AMBAC, 5%, 2025                                     $  2,600,000       $    2,688,946
-------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., 6.375%, 2013                       2,750,000            2,982,238
-------------------------------------------------------------------------------------------------------------------------------
Southern California Public Power Authority (Transmission Project Rev.), RIBS,
  8.167%, 2012 (v)                                                                                 150,000              150,444
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    5,821,628
-------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE- 3.3%
-------------------------------------------------------------------------------------------------------------------------------
Alabama Drinking Water Finance Authority, "A", AMBAC, 4%, 2028                                $  5,000,000       $    4,416,600
-------------------------------------------------------------------------------------------------------------------------------
Everett, WA, Water & Sewer Rev., MBIA, 5%, 2027                                                    835,000              866,505
-------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewage Authority, 6.25%, 2010 (c)                                    1,000,000            1,098,770
-------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewer Authority Rev., 6.25%, 2010 (c)                                1,010,000            1,109,758
-------------------------------------------------------------------------------------------------------------------------------
Louisville & Jefferson, KY, District Sewer & Drain System, "A", FGIC, 5.25%, 2037                2,635,000            2,794,523
-------------------------------------------------------------------------------------------------------------------------------
Magnolia, TX, Water & Sewer System Rev., 5.15%, 2031                                               655,000              655,445
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, RITES, FGIC, 8.883%, 2019 (v)(z)                          765,000            1,043,383
-------------------------------------------------------------------------------------------------------------------------------
Miami-Dade County, FL, Stormwater Utility Rev., MBIA, 5%, 2028                                   1,685,000            1,741,228
-------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev., RITES, 6.976%, 2009 (c)(v)(z)                            7,585,000            8,590,923
-------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations, Grenada, MS, Water & Sewer
  Systems Project, "N", FSA, 5%, 2030                                                            2,155,000            2,221,288
-------------------------------------------------------------------------------------------------------------------------------
Narragansett, RI, Bay Commission, "A", MBIA, 5%, 2027                                            2,450,000            2,541,654
-------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Municipal Water Finance Authority Rev., "B", 5.75%, 2007 (c)                  8,590,000            8,867,715
-------------------------------------------------------------------------------------------------------------------------------
Nueces River Authority, Texas Water Supply Rev. (Corpus Christi Project), FSA, 5%, 2027          2,000,000            2,065,380
-------------------------------------------------------------------------------------------------------------------------------
Phoenix, AZ, FGIC, 6.25%, 2010 (c)                                                               1,000,000            1,106,030
-------------------------------------------------------------------------------------------------------------------------------
Upland, CA, Public Financing Authority Rev., Water Systems Improvement, AMBAC,
  5%, 2033                                                                                       2,585,000            2,637,812
-------------------------------------------------------------------------------------------------------------------------------
Virginia Clean Water Rev., 5.75%, 2010 (c)                                                       2,500,000            2,706,725
-------------------------------------------------------------------------------------------------------------------------------
Westmoreland County, PA, Municipal Authority Services Rev., FSA, 5.25%, 2025                     1,600,000            1,707,648
-------------------------------------------------------------------------------------------------------------------------------
Westmoreland County, PA, Municipal Authority Services Rev., FSA, 5.25%, 2026                     2,075,000            2,209,709
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   48,381,096
-------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS                                                                                            $1,422,707,529
-------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.9%
-------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "A", 3.83%, due 5/04/06                                                          $    100,000       $      100,000
-------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "B", 3.83%, due 5/04/06                                                             1,100,000            1,100,000
-------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "D", 3.83%, due 5/04/06                                                               600,000              600,000
-------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp. Rev. (Scott & White Memorial
  Hospital), 3.81%, due 5/01/06                                                                    100,000              100,000
-------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp. Rev. (Scott & White Memorial
  Hospital), "A", 3.81%, due 5/01/06                                                               950,000              950,000
-------------------------------------------------------------------------------------------------------------------------------
Blount County, TN, Public Building Authority, Local Government Public Improvement,
  "A-1", 3.82%, due 5/01/06                                                                        390,000              390,000
-------------------------------------------------------------------------------------------------------------------------------
Burke County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power
  Corp.), "A", 3.82%, due 5/03/06                                                                  350,000              350,000
-------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Midway Airport Rev., Second Lien, "B", 3.85%, due 5/01/06                             375,000              375,000
-------------------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Authority, 3.7%, due 5/03/06                                          1,200,000            1,200,000
-------------------------------------------------------------------------------------------------------------------------------
Harris County, TX, Health Facilities Development Rev. (University of Texas Medical
  Center), 3.81%, due 5/01/06                                                                      800,000              800,000
-------------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority Rev. (Jewish Federation of Metropolitan
  Chicago), 3.81%, due 5/01/06                                                                     350,000              350,000
-------------------------------------------------------------------------------------------------------------------------------
Jackson County, MS, Pollution Control Rev. (Chevron USA, Inc.), 3.8%, due 5/01/06                  400,000              400,000
-------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., 3.82%, due 5/04/06                                             3,400,000            3,400,000
-------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Capital Improvement Warrants, "A", 3.82%, due 5/04/06          1,000,000            1,000,000
-------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Warrants, "B-4", 3.82%, due 5/04/06                            1,150,000            1,150,000
-------------------------------------------------------------------------------------------------------------------------------
Missouri Health & Educational Facilities Authority Rev., Medical Research Facilities
  (Stowers Institute), 3.82%, due 5/04/06                                                          200,000              200,000
-------------------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Health Facilities Authority Rev. (Pooled Hospital Loan
  3.78%, due 5/01/06                                                                               200,000              200,000
-------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, 3.82%, due 5/04/06                                    50,000               50,000
-------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, "B-6", 3.82%, due 5/01/06                            100,000              100,000
-------------------------------------------------------------------------------------------------------------------------------
Triborough Bridge & Tunnel Authority, NY, Rev., "F", 3.79%, due 5/04/06                          1,000,000            1,000,000
-------------------------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES                                                                                 $   13,815,000
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS(K)                                                                                             $1,436,522,529
-------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.5%                                                                                21,571,224
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                              $1,458,093,753
-------------------------------------------------------------------------------------------------------------------------------

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $23,436,192, representing 1.6% of net assets.
(c) Refunded bond.
(d) Non-income producing security - in default.
(k) As of April 30, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $1,422,707,529 and 99.04% of market value, of which 95.99% of market value was provided by an independent pricing service using an evaluated bid.
(q) Interest received was less than stated coupon rate.
(v) Inverse floating rate security.
(z) Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                                                                                         TOTAL %
                                                                                                            CURRENT         OF
                                                                         ACQUISITION      ACQUISITION        MARKET         NET
    RESTRICTED SECURITIES                                                   DATE             COST             VALUE       ASSETS
    ----------------------------------------------------------------------------------------------------------------------------
    Chicago, IL, Board of Education, RITES, FGIC, 6.456%, 2020             2/9/2000      $ 6,211,881      $ 9,362,909
    Chicago, IL, O'Hare International Airport Rev., "A", RITES, FSA,      8/21/2003        6,664,625        7,252,250
    Chicago, IL, Public Building Commission Rev., RITES, FGIC,            3/10/1999        4,815,180        5,281,560
    Denver, CO, City & County Airport Rev., RITES, AMBAC, 7.89%, 2017     8/28/2000        2,683,700        2,865,800
    Essex County, NJ, RITES, FGIC, 7.602%, 2020                           3/20/2000        5,968,080        6,992,280
    Houston, TX, Independent School District, RITES, PSF, 6.466%, 2017    2/26/1999        5,249,100        5,413,900
    Los Angeles, CA, RITES, FGIC, 6.466%, 2015                            7/21/1999        5,563,924        6,248,171
    Massachusetts Water Resources Authority, RITES, FGIC, 8.883%, 2019    3/16/2000          904,780        1,043,383
    Michigan Municipal Bond Authority Rev., RITES, 6.976%, 2009           2/23/2000        6,663,841        8,590,923
    New Jersey Turnpike Authority, RITES, MBIA, 6.746%, 2020              4/19/2000        4,637,900        5,568,100
    State of Florida, Board of Education, RITES, FGIC, 6.486%, 2012       2/25/2002        1,756,860        1,723,890
    State of Florida, Board of Education, RITES, FGIC, 6.486%, 2013       2/25/2002        5,791,400        5,789,200
    State of Florida, Department of Transportation, RITES, 5.966%,         4/9/1999        2,332,844        2,504,976
    State of Massachusetts, ROLS, 6.829%, 2011                            8/28/2001        2,226,440        2,297,200
    ----------------------------------------------------------------------------------------------------------------------------
    Total Restricted Securities                                                                           $70,934,542      4.9%
                                                                                                          ===========    =====

The following abbreviations are used in the Portfolio of Investments and are defined:

BMA               Bond Market Assn.
COP               Certificate of Participation
ETM               Escrowed to Maturity

Insurers
--------------------------------------------------------------------------------------------------------------------------------
XLCA              XL Capital Insurance Co.
MBIA              MBIA Insurance Corp.
GNMA              Government National Mortgage Assn.
FSA               Financial Security Assurance, Inc.
FNMA              Federal National Mortgage Assn.
FHA               Federal Housing Administration
FGIC              Financial Guaranty Insurance Co.
CIFG              CDC IXIS Financial Guaranty
AMBAC             AMBAC Indemnity Corp.
PSF               Permanent School Fund

Inverse Floaters
--------------------------------------------------------------------------------------------------------------------------------
ROLS              Residual Options Longs
RITES             Residual Interest Tax-Exempt Security
RIBS              Residual Interest Bonds

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MUNICIPAL HIGH INCOME FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 04/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                 $ 1,393,759,249
                                                               ===============
Gross unrealized appreciation                                  $    71,338,709
Gross unrealized depreciation                                      (28,575,429)
                                                               ---------------
      Net unrealized appreciation (depreciation)               $    42,763,280
                                                               ===============

The aggregate cost above includes prior fiscal year end tax

(2) FINANCIAL INSTRUMENTS

INTEREST RATE SWAPS

                             NOTIONAL PRINCIPAL     CASH FLOWS PAID              CASH FLOWS                  UNREALIZED
                                  AMOUNT OF           BY THE FUND           RECEIVED BY THE FUND            APPRECIATION
EXPIRATION  CURRENCY              CONTRACT                                                                 (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
12/1/2007     USD             $ 22,000,000       Fixed - 3 year BMA        Floating - 7 day BMA       $        298,123
                                                 Swap Index (2.795%)           Swap Index
--------------------------------------------------------------------------------------------------------------------------
7/13/2016     USD               13,000,000       Fixed - 10 Year BMA       Floating -7 day BMA                 330,714
                                                 Swap Index (3.742%)           Swap Index
--------------------------------------------------------------------------------------------------------------------------
5/16/2018     USD               25,000,000       Fixed - 12 Year BMA       Floating -7 day BMA                 701,096
                                                 Swap Index (3.838%)           Swap Index
--------------------------------------------------------------------------------------------------------------------------
  8/2/2021    USD               14,000,000       Fixed - 15 Year BMA       Floating -7 day BMA                 365,405
                                                 Swap Index (4.011%)           Swap Index
--------------------------------------------------------------------------------------------------------------------------
                                                                                                      $      1,695,338
                                                                                                      ================

At April 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 04/30/06

MFS(R) HIGH YIELD OPPORTUNITIES FUND

[graphic omitted]


                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 04/30/2006

ISSUER                                                                                   SHARES/PAR            VALUE ($)
---------------------------------------------------------------------------------------------------------------------------
BONDS - 90.4%
---------------------------------------------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING- 4.8%
---------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                               $ 4,037,000         $    4,047,092
---------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 6.375%, 2011                                                           1,680,000              1,640,100
---------------------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75%, 2010                                                    3,365,000              3,045,325
---------------------------------------------------------------------------------------------------------------------------
Hughes Network Systems LLC, 9.5%, 2014 (a)                                                 1,530,000              1,558,688
---------------------------------------------------------------------------------------------------------------------------
Inmarsat Finance II PLC, 0% to 2008, 10.375% to 2012                                       3,245,000              2,790,700
---------------------------------------------------------------------------------------------------------------------------
Intelsat Ltd., 0% to 2010, 9.25% to 2015 (a)                                               1,745,000              1,265,125
---------------------------------------------------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                         1,260,000              1,310,400
---------------------------------------------------------------------------------------------------------------------------
LBI Media Holdings, Inc., 0% to 2008, 11% to 2013                                          4,375,000              3,286,719
---------------------------------------------------------------------------------------------------------------------------
Panamsat Holding Corp., 0% to 2009, 10.375 to 2014                                         6,060,000              4,378,350
---------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., FRN, 11.3183%, 2013 (a)                                       2,700,000              2,727,000
---------------------------------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc., 9.625%, 2013                                                 3,125,000              3,054,688
---------------------------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., 10%, 2011                                                        1,290,000              1,177,125
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   30,281,312
---------------------------------------------------------------------------------------------------------------------------
AEROSPACE- 1.0%
---------------------------------------------------------------------------------------------------------------------------
Argo-Tech Corp., 9.25%, 2011                                                             $ 1,640,000         $    1,728,150
---------------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc., 7.625%, 2018                                                       2,665,000              2,734,956
---------------------------------------------------------------------------------------------------------------------------
Transdigm, Inc., 8.375%, 2011                                                              1,575,000              1,653,750
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    6,116,856
---------------------------------------------------------------------------------------------------------------------------
AIRLINES- 0.6%
---------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.9%, 2017                                                   $   254,686         $      239,064
---------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.748%, 2017                                                     481,911                441,979
---------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 8.307%, 2018                                                   1,085,159              1,038,690
---------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.795%, 2018                                                   1,620,752              1,535,953
---------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                                                     283,549                267,528
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    3,523,214
---------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS- 1.1%
---------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 9.75%, 2015                                                          $ 3,255,000         $    3,434,025
---------------------------------------------------------------------------------------------------------------------------
Propex Fabrics, Inc., 10%, 2012                                                            3,605,000              3,388,700
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    6,822,725
---------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED- 2.8%
---------------------------------------------------------------------------------------------------------------------------
Anthracite CDO Ltd., 6%, 2037 (a)                                                        $ 1,500,000         $    1,294,219
---------------------------------------------------------------------------------------------------------------------------
Arbor Realty Mortgage Securities, FRN, 7.3747%, 2038 (a)                                   1,481,823              1,481,378
---------------------------------------------------------------------------------------------------------------------------
ARCap, REIT, Inc., "H", 6.1%, 2045 (a)                                                     1,025,662                887,236
---------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., 7.525%, 2029                                                   1,073,128              1,162,777
---------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., FRN, 8.7832%, 2029 (a)                                         2,300,000              2,185,695
---------------------------------------------------------------------------------------------------------------------------
Crest Ltd., 7%, 2040 (a)                                                                     993,500                893,653
---------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                        850,000                922,134
---------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 3.3789%, 2025 (a)(i)                                       2,033,865                334,164
---------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                                       750,000                749,810
---------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.1595%, 2030 (i)                  6,522,172                155,880
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., FRN, 1.4958%, 2039 (a)(i)                                  4,926,790                339,101
---------------------------------------------------------------------------------------------------------------------------
Preferred Term Securities VII Ltd., 8.7%, 2032 (a)(e)                                      1,050,000                892,500
---------------------------------------------------------------------------------------------------------------------------
Preferred Term Securities XII Ltd., 9.8%, 2033 (a)(e)                                      1,775,000              1,599,719
---------------------------------------------------------------------------------------------------------------------------
Preferred Term Securities XVI Ltd., 14%, 2035 (a)(e)                                       3,250,000              3,050,938
---------------------------------------------------------------------------------------------------------------------------
Preferred Term Securities XVII Ltd., 9.3%, 2035 (a)(e)                                     1,813,000              1,627,168
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   17,576,372
---------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE- 6.9%
---------------------------------------------------------------------------------------------------------------------------
Advanced Accessory Systems LLC, 10.75%, 2011                                             $   310,000         $      244,900
---------------------------------------------------------------------------------------------------------------------------
Cooper Standard Automotive, Inc., 8.375%, 2014                                             2,175,000              1,772,625
---------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 6.625%, 2008                                                        6,297,000              5,916,309
---------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.625%, 2008                                                        1,200,000              1,092,289
---------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.8%, 2009                                                          2,305,000              2,086,371
---------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 8.625%, 2010                                                        1,255,000              1,187,082
---------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7%, 2013                                                              937,000                824,446
---------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.125%, 2008                                              1,168,000              1,124,890
---------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.85%, 2009                                                 249,000                234,116
---------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75%, 2014                                              11,024,000             10,047,583
---------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8%, 2031                                                  8,122,000              7,701,378
---------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                                         1,844,000              1,373,780
---------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co., 9%, 2015                                                       4,550,000              4,686,500
---------------------------------------------------------------------------------------------------------------------------
Lear Corp., 8.11%, 2009                                                                    4,560,000              4,457,400
---------------------------------------------------------------------------------------------------------------------------
Lear Corp., 5.75%, 2014                                                                    1,345,000              1,129,800
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   43,879,469
---------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES- 0.9%
---------------------------------------------------------------------------------------------------------------------------
Banco BMG S.A., 9.15%, 2016 (a)                                                          $ 1,115,000         $    1,144,547
---------------------------------------------------------------------------------------------------------------------------
Banco do Estado de Sao Paulo S.A., 8.7%, 2049 (a)                                          1,136,000              1,141,680
---------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8%, 2015 (a)                                                 262,000                262,000
---------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 8.125%, 2008 (a)                                              869,000                870,086
---------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 7.5%, 2010 (a)                                                108,000                103,950
---------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 8.625%, 2011 (a)                                              643,000                643,000
---------------------------------------------------------------------------------------------------------------------------
Turanalem Finance B.V., 7.75%, 2013 (a)                                                      744,000                734,700
---------------------------------------------------------------------------------------------------------------------------
VTB Capital S.A., 7.5%, 2011                                                               1,066,000              1,116,635
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    6,016,598
---------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV- 4.2%
---------------------------------------------------------------------------------------------------------------------------
C&M Co. Ltd., 8.1%, 2016 (a)                                                             $   344,000         $      340,091
---------------------------------------------------------------------------------------------------------------------------
Cablemas S.A. de C.V., 9.375%, 2015 (a)                                                      240,000                257,400
---------------------------------------------------------------------------------------------------------------------------
Cablevision Systems Corp., 8%, 2012                                                        1,195,000              1,192,012
---------------------------------------------------------------------------------------------------------------------------
CCH I Holdings LLC, 9.92%, 2014                                                            3,412,000              2,115,440
---------------------------------------------------------------------------------------------------------------------------
CCH I Holdings LLC, 11%, 2015                                                              8,972,000              7,985,080
---------------------------------------------------------------------------------------------------------------------------
Corsair, FRN, 11.0747%, 2016                                                               1,400,000              1,403,500
---------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125%, 2009                                                             680,000                705,500
---------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.25%, 2012 (a)                                                          715,000                711,425
---------------------------------------------------------------------------------------------------------------------------
Kabel Deutschland, 10.625%, 2014 (a)                                                       1,635,000              1,765,800
---------------------------------------------------------------------------------------------------------------------------
Mediacom LLC, 9.5%, 2013                                                                   5,195,000              5,311,887
---------------------------------------------------------------------------------------------------------------------------
Telenet Group Holdings N.V., 0% to 2008, 11.5% to 2014 (a)                                 2,761,000              2,284,728
---------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375%, 2033                                             2,587,000              2,959,039
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   27,031,902
---------------------------------------------------------------------------------------------------------------------------
BUILDING- 1.5%
---------------------------------------------------------------------------------------------------------------------------
Goodman Global Holdings, Inc., 7.875%, 2012                                              $ 2,865,000         $    2,865,000
---------------------------------------------------------------------------------------------------------------------------
Interface, Inc., 10.375%, 2010                                                               864,000                946,080
---------------------------------------------------------------------------------------------------------------------------
Interface, Inc., 9.5%, 2014                                                                1,055,000              1,097,200
---------------------------------------------------------------------------------------------------------------------------
Nortek Holdings, Inc., 8.5%, 2014                                                            544,000                557,600
---------------------------------------------------------------------------------------------------------------------------
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                                          5,733,000              4,364,246
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    9,830,126
---------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES- 0.8%
---------------------------------------------------------------------------------------------------------------------------
Northern Telecom Corp., 6.875%, 2023                                                     $   695,000         $      648,088
---------------------------------------------------------------------------------------------------------------------------
Northern Telecom Corp., 7.875%, 2026                                                         410,000                402,825
---------------------------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc., 10.25%, 2015 (a)                                               2,510,000              2,698,250
---------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 7.625%, 2013                                                                  1,500,000              1,548,750
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    5,297,913
---------------------------------------------------------------------------------------------------------------------------
CHEMICALS- 5.2%
---------------------------------------------------------------------------------------------------------------------------
ARCO Chemical Co., 9.8%, 2020                                                            $   400,000         $      448,000
---------------------------------------------------------------------------------------------------------------------------
Basell AF SCA, 8.375%, 2015 (a)                                                            4,392,000              4,353,570
---------------------------------------------------------------------------------------------------------------------------
Crystal U.S. Holdings LLC, "A", 0% to 2009, 10% to 2014                                    1,015,000                812,000
---------------------------------------------------------------------------------------------------------------------------
Crystal U.S. Holdings LLC, "B", 0% to 2009, 10.5% to 2014                                  4,864,000              3,842,560
---------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals, 10.625%, 2011                                                            735,000                801,150
---------------------------------------------------------------------------------------------------------------------------
Hercules, Inc., 6.75%, 2029                                                                1,760,000              1,700,600
---------------------------------------------------------------------------------------------------------------------------
Hexion U.S. Financial Corp., 9%, 2014                                                      3,060,000              3,159,450
---------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 10.125%, 2009                                                  1,620,000              1,648,350
---------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 7.375%, 2015 (a)                                               1,765,000              1,769,413
---------------------------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0% to 2009, 9.875% to 2014                                              4,981,000              3,685,940
---------------------------------------------------------------------------------------------------------------------------
Kronos International, Inc., 8.875%, 2009                                               EUR    55,000                 72,490
---------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 9.5%, 2008                                                        $   589,000                614,032
---------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 11.125%, 2012                                                       1,405,000              1,552,525
---------------------------------------------------------------------------------------------------------------------------
Nalco Co., 7.75%, 2011                                                                       355,000                356,775
---------------------------------------------------------------------------------------------------------------------------
Nalco Co., 8.875%, 2013                                                                    4,235,000              4,372,638
---------------------------------------------------------------------------------------------------------------------------
Polypore, Inc., 8.75%, 2012                                                                1,305,000              1,236,488
---------------------------------------------------------------------------------------------------------------------------
Resolution Performance Products LLC, 13.5%, 2010                                           2,320,000              2,482,400
---------------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 10.625%, 2011                                                3,000                  3,255
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   32,911,636
---------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION- 0.4%
---------------------------------------------------------------------------------------------------------------------------
Technical Olympic USA, Inc., 7.5%, 2015                                                  $ 1,710,000         $    1,530,450
---------------------------------------------------------------------------------------------------------------------------
Urbi Desarrollos Urbanos S.A. de C.V., 8.5%, 2016 (a)                                        950,000                959,500
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    2,489,950
---------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES- 2.8%
---------------------------------------------------------------------------------------------------------------------------
Affinion Group, Inc., 11.5%, 2015 (a)                                                    $ 2,305,000         $    2,362,625
---------------------------------------------------------------------------------------------------------------------------
Bombardier Recreational Products, Inc., 8.375%, 2013                                       1,075,000              1,131,437
---------------------------------------------------------------------------------------------------------------------------
GEO Group, Inc., 8.25%, 2013                                                               2,465,000              2,508,137
---------------------------------------------------------------------------------------------------------------------------
Jarden Corp., 9.75%, 2012                                                                  1,190,000              1,237,600
---------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc., 9.375%, 2011                                                         630,000                656,775
---------------------------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 9.5%, 2011                                                 4,315,000              4,228,700
---------------------------------------------------------------------------------------------------------------------------
Samsonite Corp., 8.875%, 2011                                                              1,465,000              1,552,900
---------------------------------------------------------------------------------------------------------------------------
Service Corp. International, 7.5%, 2017 (a)                                                1,505,000              1,474,900
---------------------------------------------------------------------------------------------------------------------------
Worldspan Financing Corp., FRN, 10.9988%, 2011                                             2,670,000              2,596,575
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   17,749,649
---------------------------------------------------------------------------------------------------------------------------
CONTAINERS- 1.6%
---------------------------------------------------------------------------------------------------------------------------
Crown Americas, 7.75%, 2015 (a)                                                          $ 2,155,000         $    2,214,262
---------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co. LP, 9.875%, 2014                                                      2,010,000              2,065,275
---------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.875%, 2009                                           685,000                712,400
---------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                          5,010,000              5,147,775
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   10,139,712
---------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS- 0.2%
---------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc, 6.125%, 2014                                           $ 1,065,000         $    1,022,400
---------------------------------------------------------------------------------------------------------------------------
ELECTRONICS- 0.1%
---------------------------------------------------------------------------------------------------------------------------
Magnachip Semiconductor S.A., 8%, 2014                                                   $   160,000         $      149,200
---------------------------------------------------------------------------------------------------------------------------
Sensata Technologies B.V., 8%, 2014 (a)                                                      600,000                603,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $      752,200
---------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN- 3.1%
---------------------------------------------------------------------------------------------------------------------------
Banco do Brasil S.A., 7.95%, 2049 (a)                                                    $   283,000         $      276,632
---------------------------------------------------------------------------------------------------------------------------
Gaz Capital S.A., 8.625%, 2034                                                             1,262,000              1,523,108
---------------------------------------------------------------------------------------------------------------------------
Gazprom International S.A., 7.201%, 2020                                                   2,341,000              2,432,065
---------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013                                                                  4,480,000              5,297,600
---------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 8.625%, 2034 (a)                                                              1,975,000              2,389,750
---------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                           2,129,000              2,465,382
---------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 9.5%, 2027                                             3,401,000              4,254,651
---------------------------------------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875%, 2022                                                          725,000                842,061
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   19,481,249
---------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN- 6.5%
---------------------------------------------------------------------------------------------------------------------------
Dominican Republic, 8.625%, 2027 (a)                                                     $   895,000         $      930,800
---------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 7.875%, 2015                                                  404,000                435,108
---------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 8%, 2018                                                    4,263,000              4,627,486
---------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 8.875%, 2019                                                1,733,000              1,997,282
---------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 4.889%, 2012                                                   3,751,125              3,519,923
---------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 2%, 2014                                                   ARS 1,999,000                670,659
---------------------------------------------------------------------------------------------------------------------------
Republic of Bulgaria, 8.25%, 2015                                                        $   348,000                401,000
---------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, FRN, 6.55%, 2015                                                     2,585,000              2,718,216
---------------------------------------------------------------------------------------------------------------------------
Republic of El Salvador, 8.25%, 2032                                                       1,475,000              1,593,000
---------------------------------------------------------------------------------------------------------------------------
Republic of El Salvador, 7.65%, 2035 (a)                                                     386,000                386,965
---------------------------------------------------------------------------------------------------------------------------
Republic of Indonesia, 6.875%, 2017 (a)                                                      370,000                366,300
---------------------------------------------------------------------------------------------------------------------------
Republic of Indonesia, 8.5%, 2035 (a)                                                        970,000              1,067,000
---------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 6.7%, 2036                                                               902,000                883,960
---------------------------------------------------------------------------------------------------------------------------
Republic of Peru, 5%, 2017                                                                 1,580,000              1,522,330
---------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 9.875%, 2019                                                      1,396,000              1,678,690
---------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 9.5%, 2030                                                          500,000                591,875
---------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 7.25%, 2015                                                            1,249,000              1,295,838
---------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 7%, 2020                                                                 333,000                335,081
---------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 8%, 2034                                                               2,226,000              2,381,820
---------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 6.875%, 2036                                                             972,000                916,110
---------------------------------------------------------------------------------------------------------------------------
Republic of Uruguay, 9.25%, 2017                                                           2,130,000              2,441,513
---------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, 8.5%, 2014                                                          3,359,000              3,762,080
---------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, 7%, 2018                                                              752,000                755,760
---------------------------------------------------------------------------------------------------------------------------
Republica Oriental del Uruguay, 7.625%, 2036                                               1,203,000              1,184,955
---------------------------------------------------------------------------------------------------------------------------
Russian Federation, 3%, 2008                                                               3,096,000              2,933,770
---------------------------------------------------------------------------------------------------------------------------
United Mexican States, 5.625%, 2017                                                          284,000                271,788
---------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8.3%, 2031                                                          1,218,000              1,446,375
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   41,115,684
---------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT- 2.5%
---------------------------------------------------------------------------------------------------------------------------
Belden & Blake Corp., 8.75%, 2012                                                        $ 3,245,000         $    3,334,237
---------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.375%, 2015                                                      3,110,000              2,977,825
---------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%, 2016                                                      2,765,000              2,723,525
---------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625%, 2014                                                     2,210,000              2,176,850
---------------------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7.125%, 2014                                          1,005,000              1,017,563
---------------------------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc., 7.125%, 2016                                                  2,375,000              2,339,375
---------------------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp., 7%, 2014                                                          1,595,000              1,579,050
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   16,148,425
---------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED- 0.2%
---------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                                           $ 1,095,000         $    1,189,913
---------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT- 2.0%
---------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                                                      $ 1,841,000         $    1,827,192
---------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 11%, 2016 (a)                                                     1,825,000              1,980,125
---------------------------------------------------------------------------------------------------------------------------
HRP Myrtle Beach Operations, FRN, 9.8181%, 2012 (a)                                        1,845,000              1,854,225
---------------------------------------------------------------------------------------------------------------------------
Marquee Holdings, Inc., 0% to 2009, 12% to 2014                                            2,585,000              1,867,662
---------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc., 9.75%, 2013                                                               3,545,000              3,607,038
---------------------------------------------------------------------------------------------------------------------------
Universal City, Florida Holding Co., 8.375%, 2010                                          1,760,000              1,812,800
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   12,949,042
---------------------------------------------------------------------------------------------------------------------------
FOOD & NON ALCOHOLIC BEVERAGES- 1.3%
---------------------------------------------------------------------------------------------------------------------------
B&G Foods Holding Corp., 8%, 2011                                                        $ 1,295,000         $    1,327,375
---------------------------------------------------------------------------------------------------------------------------
Chaoda Modern Agriculture Holdings, 7.75%, 2010 (a)                                        2,911,000              2,911,000
---------------------------------------------------------------------------------------------------------------------------
Doane Pet Care Co., 10.625%, 2015                                                          1,365,000              1,665,300
---------------------------------------------------------------------------------------------------------------------------
Michael Foods, Inc., 8%, 2013                                                              2,215,000              2,220,536
---------------------------------------------------------------------------------------------------------------------------
                                                                                           8,124,211
---------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS- 3.8%
---------------------------------------------------------------------------------------------------------------------------
Advance Agro Public Co. Ltd., 11%, 2012 (a)                                              $   268,000         $      278,050
---------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8%, 2010                                                         875,000                848,750
---------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp., 9.5%, 2013                                          8,200,000              7,954,000
---------------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25%, 2012                                                       6,770,000              6,566,900
---------------------------------------------------------------------------------------------------------------------------
JSG Funding LLC, 11.5%, 2015 (a)(p)                                                    EUR 3,602,375              4,725,237
---------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625%, 2012                                                       $   755,000                796,525
---------------------------------------------------------------------------------------------------------------------------
Millar Western Forest Products Ltd., 7.75%, 2013                                           1,725,000              1,371,375
---------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375%, 2014                                                        195,000                182,813
---------------------------------------------------------------------------------------------------------------------------
Sino-Forest Corp., 9.125%, 2011 (a)                                                          642,000                690,953
---------------------------------------------------------------------------------------------------------------------------
Stone Container Corp., 7.375%, 2014                                                          840,000                772,800
---------------------------------------------------------------------------------------------------------------------------
                                                                                          24,187,403
---------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING- 5.0%
---------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 6.75%, 2014                                                           $ 2,000,000         $    1,980,000
---------------------------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 8.125%, 2011                                                    995,000              1,070,869
---------------------------------------------------------------------------------------------------------------------------
Galaxy Entertainment Co. Ltd., 9.875%, 2012 (a)                                              623,000                644,805
---------------------------------------------------------------------------------------------------------------------------
Greektown Holdings, 10.75%, 2013 (a)                                                       3,190,000              3,349,500
---------------------------------------------------------------------------------------------------------------------------
Grupo Posadas S.A. de C.V., 8.75%, 2011 (a)                                                  253,000                262,487
---------------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 7.125%, 2013                                                             2,045,000              2,075,675
---------------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 6.375%, 2015                                                               565,000                546,638
---------------------------------------------------------------------------------------------------------------------------
Majestic Star Casino LLC, 9.75%, 2011 (a)                                                  1,315,000              1,347,875
---------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group, 9.375%, 2010                                                        1,000,000              1,075,000
---------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375%, 2011                                                             3,060,000              3,220,650
---------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 5.875%, 2014                                                             1,975,000              1,834,281
---------------------------------------------------------------------------------------------------------------------------
NCL Corp. Ltd., 10.625%, 2014                                                              2,140,000              2,161,400
---------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25%, 2012                                                  1,950,000              2,037,750
---------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.75%, 2013                                                    300,000                322,500
---------------------------------------------------------------------------------------------------------------------------
Resorts International Hotel & Casino, Inc., 11.5%, 2009                                    1,600,000              1,748,000
---------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                                      340,000                365,500
---------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 6.5%, 2014                                                          1,700,000              1,653,250
---------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 6.875%, 2016                                                          300,000                294,750
---------------------------------------------------------------------------------------------------------------------------
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015                                     3,320,000              3,270,200
---------------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC, 6.625%, 2014                                                           2,315,000              2,251,338
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   31,512,468
---------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL- 1.8%
---------------------------------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011 (a)                                                $ 1,365,000         $    1,487,850
---------------------------------------------------------------------------------------------------------------------------
Da-Lite Screen Co., Inc., 9.5%, 2011                                                         895,000                950,937
---------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                          3,545,000              3,620,331
---------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holdings, Inc., 0% to 2007, 10.67% to 2013                                 2,560,000              2,214,400
---------------------------------------------------------------------------------------------------------------------------
Knowledge Learning Corp., 7.75%, 2015 (a)                                                    815,000                773,231
---------------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.5%, 2011                                                         2,665,000              2,538,412
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   11,585,161
---------------------------------------------------------------------------------------------------------------------------
INSURANCE- 1.0%
---------------------------------------------------------------------------------------------------------------------------
MultiPlan, Inc., 10.375%, 2016 (a)                                                       $ 3,685,000         $    3,744,881
---------------------------------------------------------------------------------------------------------------------------
UnumProvident Corp., 7.625%, 2011                                                          1,204,000              1,262,646
---------------------------------------------------------------------------------------------------------------------------
UnumProvident Corp., 6.85%, 2015 (a)                                                       1,640,000              1,632,136
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    6,639,663
---------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS- 1.1%
---------------------------------------------------------------------------------------------------------------------------
Case Corp., 7.25%, 2016                                                                  $ 2,280,000         $    2,223,000
---------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011                                                        1,660,000              1,763,750
---------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 7.125%, 2014 (a)                                                   2,315,000              2,274,487
---------------------------------------------------------------------------------------------------------------------------
Sun Sage B.V., 8.25%, 2009 (a)                                                               750,000                774,375
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    7,035,612
---------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES- 4.1%
---------------------------------------------------------------------------------------------------------------------------
Accellent, Inc., 10.5%, 2013                                                             $ 1,365,000         $    1,467,375
---------------------------------------------------------------------------------------------------------------------------
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015                                           3,605,000              2,550,537
---------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 6.625%, 2013                                                                   860,000                849,250
---------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 7.25%, 2015                                                                  1,425,000              1,425,000
---------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 7.875%, 2011                                                                    2,605,000              2,729,180
---------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.375%, 2015                                                                      740,000                712,516
---------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc., 6.875%, 2015                                                               3,570,000              3,529,838
---------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75%, 2015                                                   1,550,000              1,588,750
---------------------------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625%, 2015                                                         2,835,000              2,558,588
---------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 9.875%, 2014                                                       3,595,000              3,729,813
---------------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc., 7%, 2013                                                            2,025,000              1,976,906
---------------------------------------------------------------------------------------------------------------------------
U.S. Oncology, Inc., 10.75%, 2014                                                          2,050,000              2,293,438
---------------------------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125%, 2011                                             395,000                407,838
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   25,819,029
---------------------------------------------------------------------------------------------------------------------------
METALS & MINING- 1.0%
---------------------------------------------------------------------------------------------------------------------------
Codelco, Inc., 5.625%, 2035 (a)                                                          $ 1,522,000         $    1,373,774
---------------------------------------------------------------------------------------------------------------------------
Massey Energy Co., 6.875%, 2013 (a)                                                        2,990,000              2,877,875
---------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 5.875%, 2016                                                         2,290,000              2,169,775
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    6,421,424
---------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION- 0.1%
---------------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 7.125%, 2016                                                       $   785,000         $      777,150
---------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE- 2.0%
---------------------------------------------------------------------------------------------------------------------------
ANR Pipeline Co., 8.875%, 2010                                                           $   210,000         $      222,915
---------------------------------------------------------------------------------------------------------------------------
ANR Pipeline Co., 9.625%, 2021                                                             1,035,000              1,243,631
---------------------------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125%, 2015 (a)                                               1,325,000              1,368,062
---------------------------------------------------------------------------------------------------------------------------
Colorado Interstate Gas Co., 5.95%, 2015                                                     940,000                889,205
---------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7%, 2011                                                             4,755,000              4,743,112
---------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.75%, 2013                                                          1,575,000              1,624,219
---------------------------------------------------------------------------------------------------------------------------
Intergas Finance B.V., 6.875%, 2011 (a)                                                    1,337,000              1,350,370
---------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.125%, 2011                                                          1,060,000              1,089,150
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   12,530,664
---------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM- 3.9%
---------------------------------------------------------------------------------------------------------------------------
Axtel S.A. de C.V., 11%, 2013                                                            $ 1,240,000         $    1,401,200
---------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375%, 2014                                                        2,270,000              2,321,075
---------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                                   1,225,000              1,345,969
---------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                                      2,835,000              3,040,537
---------------------------------------------------------------------------------------------------------------------------
GCI, Inc., 7.25%, 2014                                                                     1,325,000              1,305,125
---------------------------------------------------------------------------------------------------------------------------
Global Crossing UK Finance, 10.75%, 2014                                                     770,000                806,575
---------------------------------------------------------------------------------------------------------------------------
Hawaiian Telecom Communications, Inc., 9.75%, 2013 (a)                                     1,280,000              1,324,800
---------------------------------------------------------------------------------------------------------------------------
Hawaiian Telecom Communications, Inc., 12.5%, 2015 (a)                                     1,560,000              1,645,800
---------------------------------------------------------------------------------------------------------------------------
Nordic Telephone Co. Holdings, 8.25%, 2016 (a)                                         EUR   630,000                793,594
---------------------------------------------------------------------------------------------------------------------------
Nordic Telephone Co. Holdings, 8.875%, 2016 (a)                                          $   695,000                722,800
---------------------------------------------------------------------------------------------------------------------------
Nordic Telephone Co. Holdings, FRN, 8.352%, 2016 (a)                                   EUR   560,000                705,417
---------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.25%, 2011                                                 $ 1,415,000              1,420,306
---------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 7.875%, 2011                                                                  1,400,000              1,468,250
---------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875%, 2012                                                                  1,370,000              1,500,150
---------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                            2,310,000              2,460,150
---------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 7.375%, 2032                                                       2,676,000              2,678,815
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   24,940,563
---------------------------------------------------------------------------------------------------------------------------
OIL SERVICES- 0.3%
---------------------------------------------------------------------------------------------------------------------------
GulfMark Offshore, Inc., 7.75%, 2014                                                     $ 1,000,000         $    1,010,000
---------------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 9%, 2014                                                           1,120,000              1,204,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    2,214,000
---------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS- 0.5%
---------------------------------------------------------------------------------------------------------------------------
Warner Chilcott Corp., 9.25%, 2015 (a)                                                   $ 3,055,000         $    3,039,725
---------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING- 2.9%
---------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc., 8.875%, 2011                                            $ 2,555,000         $    2,261,175
---------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                             610,000                671,762
---------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 0% to 2008, 9% to 2013                                                    3,250,000              2,762,500
---------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 0% to 2008, 9% to 2013                                                    2,465,000              2,095,250
---------------------------------------------------------------------------------------------------------------------------
Houghton Mifflin Co., 0% to 2008, 11.5% to 2013                                            2,615,000              2,222,750
---------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 8.875%, 2011                                                               2,955,000              2,844,188
---------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 8%, 2013                                                                     105,000                 95,025
---------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp., 8.875%, 2016 (a)                                                     2,460,000              2,530,725
---------------------------------------------------------------------------------------------------------------------------
WDAC Subsidiary Corp., 8.375%, 2014 (a)                                                    3,075,000              3,051,938
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   18,535,313
---------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING- 0.2%
---------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 10.25%, 2007                                                           $   292,000         $      303,680
---------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012                                                               665,000                714,875
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    1,018,555
---------------------------------------------------------------------------------------------------------------------------
REAL ESTATE- 0.1%
---------------------------------------------------------------------------------------------------------------------------
Hopson Development Holdings Ltd., 8.125%, 2012 (a)                                       $   536,000         $      556,100
---------------------------------------------------------------------------------------------------------------------------
RESTAURANTS- 0.6%
---------------------------------------------------------------------------------------------------------------------------
Denny's Corp. Holdings, Inc., 10%, 2012                                                  $ 1,030,000         $    1,073,775
---------------------------------------------------------------------------------------------------------------------------
El Pollo Loco, Inc., 11.75%, 2013 (a)                                                      1,365,000              1,412,775
---------------------------------------------------------------------------------------------------------------------------
Uno Restaurant Corp., 10%, 2011 (a)                                                        1,645,000              1,316,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    3,802,550
---------------------------------------------------------------------------------------------------------------------------
RETAILERS- 4.0%
---------------------------------------------------------------------------------------------------------------------------
Buhrmann U.S., Inc., 7.875%, 2015                                                        $ 1,935,000         $    1,959,187
---------------------------------------------------------------------------------------------------------------------------
Burlington Coat Factory Warehouse Corp., 11.125%, 2014 (a)                                 2,765,000              2,806,475
---------------------------------------------------------------------------------------------------------------------------
Burlington Coat Factory Warehouse Corp., 0% to 2008, 14.5% to 2014 (a)                     3,587,000              2,779,925
---------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                              1,430,000              1,455,025
---------------------------------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                                         1,535,000              1,642,450
---------------------------------------------------------------------------------------------------------------------------
Eye Care Centers of America, 10.75%, 2015                                                  1,105,000              1,110,525
---------------------------------------------------------------------------------------------------------------------------
GSC Holdings Corp., 8%, 2012 (a)                                                           2,525,000              2,528,156
---------------------------------------------------------------------------------------------------------------------------
Jean Coutu Group (PJC), Inc., 7.625%, 2012                                                 1,310,000              1,287,075
---------------------------------------------------------------------------------------------------------------------------
Jean Coutu Group (PJC), Inc., 8.5%, 2014                                                   1,495,000              1,401,562
---------------------------------------------------------------------------------------------------------------------------
Mothers Work, Inc., 11.25%, 2010                                                           1,355,000              1,429,525
---------------------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc., 9%, 2015 (a)                                                    1,835,000              1,949,688
---------------------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc., 10.375%, 2015 (a)                                               1,000,000              1,070,000
---------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 8.125%, 2010                                                               1,260,000              1,288,350
---------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 7.7%, 2027                                                                   905,000                719,475
---------------------------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc., 7%, 2014 (a)                                           2,055,000              2,039,588
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   25,467,006
---------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES- 0.2%
---------------------------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc., 8.25%, 2013                                                    $ 1,155,000         $    1,212,750
---------------------------------------------------------------------------------------------------------------------------
STEEL- 0.2%
---------------------------------------------------------------------------------------------------------------------------
Chaparral Steel Co., 10%, 2013                                                           $ 1,335,000         $    1,495,200
---------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS- 0.1%
---------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc., 8.75%, 2012                                                       $   720,000         $      709,200
---------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS- 2.5%
---------------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 12%, 2009                                                        $   978,000         $    1,047,682
---------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10%, 2013                                                   400,000                416,000
---------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                                             1,305,000              1,427,344
---------------------------------------------------------------------------------------------------------------------------
Excelcomindo Finance Co., 7.125%, 2013 (a)                                                   215,000                213,387
---------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems Finance S.A., 8.375%, 2010                                                332,000                343,620
---------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 8.375%, 2010 (a)                                                    272,000                281,520
---------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.95%, 2014                                                   5,115,000              5,029,958
---------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 6.375%, 2014                                                        1,295,000              1,275,575
---------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 7.5%, 2015                                                            570,000                599,925
---------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.75%, 2010                                                          2,113,000              2,179,031
---------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875%, 2010                                                           100,000                106,250
---------------------------------------------------------------------------------------------------------------------------
Wind Acquisition Finance S.A., 10.75%, 2015 (a)                                            2,495,000              2,756,975
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   15,677,267
---------------------------------------------------------------------------------------------------------------------------
TOBACCO- 0.4%
---------------------------------------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc., 7.3%, 2015                                         $ 2,735,000         $    2,776,025
---------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION- 0.2%
---------------------------------------------------------------------------------------------------------------------------
Arpeni Pratama Ocean Line PT, 8.75%, 2013 (a)                                            $ 1,419,000         $    1,411,905
---------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES- 0.5%
---------------------------------------------------------------------------------------------------------------------------
Hertz Corp., 8.875%, 2014 (a)                                                            $ 2,665,000         $    2,831,562
---------------------------------------------------------------------------------------------------------------------------
Stena AB, 7.5%, 2013                                                                         615,000                610,388
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    3,441,950
---------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER- 3.4%
---------------------------------------------------------------------------------------------------------------------------
AES Corp., 9%, 2015 (a)                                                                  $ 1,285,000         $    1,400,650
---------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                           145,000                158,540
---------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                                 1,693,000              1,748,419
---------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75%, 2034                                                        2,150,000              2,322,000
---------------------------------------------------------------------------------------------------------------------------
Mirant North America LLC, 7.375%, 2013 (a)                                                 3,000,000              3,011,250
---------------------------------------------------------------------------------------------------------------------------
Mission Energy Holding Co., 13.5%, 2008                                                    1,485,000              1,687,331
---------------------------------------------------------------------------------------------------------------------------
NGC Corp. Capital Trust, 8.316%, 2027                                                      1,975,000              1,718,250
---------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 7.375%, 2016                                                             4,615,000              4,655,381
---------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 6.75%, 2014                                                            530,000                482,300
---------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                                                         785,000                795,794
---------------------------------------------------------------------------------------------------------------------------
TXU Corp., 5.55%, 2014                                                                     3,695,000              3,433,660
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   21,413,575
---------------------------------------------------------------------------------------------------------------------------
    TOTAL BONDS                                                                                              $  574,670,816
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 3.3%
---------------------------------------------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING- 0.1%
---------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., "A"                                                           75,683         $      594,112
---------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE- 1.2%
---------------------------------------------------------------------------------------------------------------------------
Magna International, Inc., "A"                                                                73,650         $    5,777,842
---------------------------------------------------------------------------------------------------------------------------
TRW Automotive Holdings Corp. (n)                                                             69,200              1,534,856
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    7,312,698
---------------------------------------------------------------------------------------------------------------------------
CHEMICALS- 0.4%
---------------------------------------------------------------------------------------------------------------------------
Huntsman Corp. (n)                                                                            68,400         $    1,344,060
---------------------------------------------------------------------------------------------------------------------------
Nalco Holding Co. (n)                                                                         73,400              1,383,590
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    2,727,650
---------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES- 0.2%
---------------------------------------------------------------------------------------------------------------------------
Brink's Co.                                                                                   17,800         $      904,240
---------------------------------------------------------------------------------------------------------------------------
CONTAINERS- 0.1%
---------------------------------------------------------------------------------------------------------------------------
Crown Holdings, Inc. (n)                                                                      32,700         $      524,181
---------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT- 0.1%
---------------------------------------------------------------------------------------------------------------------------
Foundation Coal Holdings, Inc.                                                                12,190         $      618,033
---------------------------------------------------------------------------------------------------------------------------
METALS & MINING- 0.0%
---------------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc. (n)                                                                       29         $            0
---------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION- 0.1%
---------------------------------------------------------------------------------------------------------------------------
Ferrell Gas Partners LP                                                                       40,712         $      869,201
---------------------------------------------------------------------------------------------------------------------------
REAL ESTATE- 0.3%
---------------------------------------------------------------------------------------------------------------------------
Mills Corp.                                                                                   64,500         $    2,058,195
---------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS- 0.3%
---------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.                                                                         74,000         $    1,783,400
---------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. (n)                                                                       1                     12
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    1,783,412
---------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS- 0.1%
---------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                       35,960         $      852,252
---------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES- 0.4%
---------------------------------------------------------------------------------------------------------------------------
NTL, Inc.                                                                                     98,998         $    2,720,465
---------------------------------------------------------------------------------------------------------------------------
XO Holdings, Inc. (n)                                                                             79                    348
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    2,720,813
---------------------------------------------------------------------------------------------------------------------------
    TOTAL COMMON STOCKS                                                                                      $   20,964,787
---------------------------------------------------------------------------------------------------------------------------
FLOATING RATE LOANS - 0.4% (G)(R)
---------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS- 0.3%
---------------------------------------------------------------------------------------------------------------------------
Georgia Pacific, Second Lien Term Loan, 7.94%, 2013                                      $   493,333         $      503,761
---------------------------------------------------------------------------------------------------------------------------
Georgia Pacific, Term Loan, 6.88%, 2013                                                      984,200                989,121
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    1,492,882
---------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES- 0.1%
---------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp., Bridge Loan, 9.58%, 2007                                              $   835,000         $      829,086
---------------------------------------------------------------------------------------------------------------------------
    TOTAL FLOATING RATE LOANS                                                                                $    2,321,968
---------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS - 0.5%
---------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE- 0.5%
---------------------------------------------------------------------------------------------------------------------------
General Motors Corp., "B", 5.25%                                                             177,566         $    2,949,371
---------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.6%
---------------------------------------------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING- 0.6%
---------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 14.25% (p)                                                          162         $    1,453,950
---------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., "B", 10.75% (p)                                            1,975              2,172,500
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    3,626,450
---------------------------------------------------------------------------------------------------------------------------
REAL ESTATE- 0.0%
---------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, REIT, "B", 8.75%                                                        1,375         $       35,159
---------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES- 0.0%
---------------------------------------------------------------------------------------------------------------------------
PTV, Inc., "A", 10%                                                                               12         $           24
---------------------------------------------------------------------------------------------------------------------------
    TOTAL PREFERRED STOCKS                                                                                   $    3,661,633
---------------------------------------------------------------------------------------------------------------------------
WARRANTS - 0.3%                                       STRIKE PRICE    FIRST EXERCISE
---------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV- 0.0%
---------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc. (n)                                $45.24         9/16/2000             258         $        3,612
---------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE- 0.0%
---------------------------------------------------------------------------------------------------------------------------
Cybernet Internet Services (n)                              $22.28        10/29/1999              20         $            0
---------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN- 0.3 %
---------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, Oil-Indexed Payment
---------------------------------------------------------------------------------------------------------------------------
Obligation, expires 2020 (n)                                  N/A                N/A          59,635         $    2,200,830
---------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM- 0.0%
---------------------------------------------------------------------------------------------------------------------------
Metricom (n)                                                $87.00         8/15/2000             225         $            0
---------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS- 0.0%
---------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. (n)                                $52.00        12/31/2002               1         $            0
---------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES- 0.0%
---------------------------------------------------------------------------------------------------------------------------
GT Group Telecom, Inc. (n)                                  $0.00          8/01/2000             750         $            0
---------------------------------------------------------------------------------------------------------------------------
XO Holdings, Inc., "A" (n)                                   6.25          5/27/2003             630                    473
---------------------------------------------------------------------------------------------------------------------------
XO Holdings, Inc., "B" (n)                                   7.50          5/27/2003             472                    260
---------------------------------------------------------------------------------------------------------------------------
XO Holdings, Inc., "C" (n)                                  10.00          5/27/2003             472                    137
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $          870
---------------------------------------------------------------------------------------------------------------------------
    TOTAL WARRANTS                                                                                           $    2,205,312
---------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 2.4%
---------------------------------------------------------------------------------------------------------------------------
Edison Asset Securitization LLC, 4.82%, due 5/01/06(t)(y)                                $15,605,000         $   15,605,000
---------------------------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS (k)                                                                                    $  622,378,887
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 2.1%                                                                            13,325,921
---------------------------------------------------------------------------------------------------------------------------
    NET ASSETS - 100.0%                                                                                      $  635,704,808
---------------------------------------------------------------------------------------------------------------------------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $130,549,262, representing 20.5% of net assets.
(e) The rate shown represents a current effective yield.
(g) The rate shown represents a weighted average coupon rate at period end.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of April 30, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $543,729,545 and 87.36% of market value, of which 87.36% of market value was provided by an independent pricing service using an evaluated bid.
(n) Non-income producing security.
(p) Payment-in-kind security.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the
    Securities Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR         American Depository Receipt
FRN         Floating Rate Note. The interest rate is the rate in effect as of period end.
REIT        Real Estate Investment Trust

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

ARS         Argentine Peso
EUR         Euro

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS HIGH YIELD OPPORTUNITIES FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 04/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                              $614,213,249
                                                            ============
Gross unrealized appreciation                               $ 16,446,009
Gross unrealized depreciation                                 (8,280,371)
                                                            ------------
            Net unrealized appreciation (depreciation)      $  8,165,638
                                                            ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS DERIVATIVES

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Sales and Purchases in the table below are reported by currency.


                                                                                               NET UNREALIZED
                     CONTRACTS TO                                                CONTRACTS      APPRECIATION
                   DELIVER/RECEIVE      SETTLEMENT DATE      IN EXCHANGE FOR     AT VALUE      (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
SALES
EUR                   5,562,062       05/17/06 - 06/13/06      $6,788,209       $7,035,227       $(247,018)
                                                               ==========       ==========       =========

PURCHASES
EUR                   2,180,764       05/17/06 - 06/13/06      $2,669,236       $2,754,785       $  85,549
                                                               ==========       ==========       =========

At April 30, 2006, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $9,036 with Merrill Lynch International.

CREDIT DEFAULT SWAPS


                                                                                          UNREALIZED
              NOTIONAL PRINCIPAL                                                         APPRECIATION
EXPIRATION    AMOUNT OF CONTRACT               DESCRIPTION                              (DEPRECIATION)
------------------------------------------------------------------------------------------------------
  3/20/11         $3,000,000        Agreement between the fund and                         $(51,813)
                                    Merrill Lynch International to exchange
                                    the credit risk of Sherwin-Williams Co. As a
                                    buyer of protection, the fund agrees
                                    to pay Merrill Lynch quarterly at a fixed
                                    annual rate of 0.98% of the notional amount
                                    of $3,000,000 until maturity on March 20, 2011.
                                    If Sherwin-Williams Co. experiences one of the
                                    following credit events: bankruptcy, failure to
                                    pay, or a restructuring, the fund would
                                    then purchase $3,000,000 par of Sherwin-Williams
                                    bonds at the post credit event market price, and
                                    then deliver those bonds to Merrill Lynch, who
                                    in turn would deliver $3,000,000 in cash to the
                                    fund.

At April 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST III
            -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: June 23, 2006
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: June 23, 2006
      -------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 23, 2006
      -------------


* Print name and title of each signing officer under his or her signature.